Table of Contents
Certificate Payment Report 2
Certificate Report 3
Cash Reconciliation 4
Other Related Information 5
Pool and Performance Detail 6
Certificate Interest Reconcilation 7
Certificate Reconciliation Detail 8
Interest Shortfall Reconciliation 9
Current Ratings 10
Performance History 11
Payoff History 14
Mortgage Payoff Detail 18
Delinquency Detail 19
Stratification - Mortgage Balances/Rates 20
Stratification - Amortization Terms 21
Stratification - Property Types 22
Stratification - Geographic Distribution 23
Stratification - Financial Ratios and Other 24
Historical Loss Liquidation 25
Historical Bond/Collateral Realized Loss Reconciliation 26
Loan Level Detail 27
Specially Serviced Loan Detail 31
Specially Serviced Loan Comments 32
Appraisal Reduction Detail 33
Appraisal Reduction Comments 34
Modifications/Extensions Detail/Description 35
REO Historical Detail 36
Material Breaches and Document Defects 37
Extraordinary Event 38
Rule 15Ga Information 39
COMM 2015-CCRE25
COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
October 11, 2019

1761 E. St. Andrew Place
Santa Ana, CA 92705
Website:
https://tss.sfs.db.com/investpublic
Associated Files
Supplements
Pool Periodic
Bond Periodic
Loan Periodic
Loan Setup
Governing Documents
Annex A
Factor Information:
(800) 735-7777
Main Phone Number:
714-247-6000
Depositor
Deutsche Mortgage & Asset Receiving Corporation
Master Servicer
Wells Fargo Bank, National Association
Special Servicers
LNR Partners, LLC.
CWCapital Asset Management LLC
Underwriters
Goldman, Sachs & Co.
Deutsche Bank Securities, Inc.
Drexel Hamilton, LLC
KeyBanc Capital Markets Inc.
Cantor Fitzgerald & Co.
CastleOak Securities, L.P.
Rating Agencies
Moody's Investors Service, Inc.
Kroll Bond Rating Agency, Inc.
Fitch Ratings, Inc.
Trustee
Wilmington Trust, National Association
Certificate Administrator Deutsche Bank Trust Company Americas
Operating Advisor
Pentalpha Surveillance LLC
Controlling Rep/Class
Eightfold Real Estate Capital Fund IV, L.P./Class G
Contacts
Dates
Prior Distribution Date
Distribution Count
Current Distribution Date
Next Distribution Date
Trust Collection Period
Record Date
Determination Date
Closing Date
Cutoff Date
Initial Distribution Date
10/11/2019
50
09/12/2019
11/13/2019
09/30/2019
08/01/2015
08/25/2015
09/14/2015
08/10/2048
10/07/2019
10/07/2019 to 09/07/2019
Rated Final Payment Date
In connection with the Certificate Administrator's preparation of this Statement to Certificateholders, the Certificate Administrator is conclusively relying upon, and has not independently verified, information provided to it by various third parties, including the Master Servicer, Special Servicer and other parties to the transaction. The Certificate Administrator makes no representations as to the completeness, reliability, accuracy or suitability for any purpose of the information provided to it by such third parties.
Administrator
James Noriega
(714)247-6102
james.noriega@db.com

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Beginning
Balance
Principal Non-Prin Adj/
Loss/Accretion
Ending
Balance
Interest
Distributed
Excess/
Shortfall
Current Next Original
%
Current
%
Original
Balance Class Class Type CUSIP
Balance and Principal Components Interest Pass-Through Rate Credit Support
Position
% (*)
A-1 SR 12593PAS1 49,885,000.00 11,849,669.30 6,644,526.60 5,205,142.70 44,061.56 26,909.16 31.24% 1.737000% 1.737000% 30.00% 0.00
A-2 SR 12593PAT9 15,061,000.00 15,061,000.00 0.00 15,061,000.00 38,957.79 0.00 31.24% 3.104000% 3.104000% 30.00% 0.00
A-SB SR 12593PAU6 88,315,000.00 88,315,000.00 0.00 88,315,000.00 260,308.46 0.00 31.24% 3.537000% 3.537000% 30.00% 0.00
A-3 SR 12593PAV4 225,000,000.00 225,000,000.00 0.00 225,000,000.00 657,187.50 0.00 31.24% 3.505000% 3.505000% 30.00% 0.00
A-4 SR 12593PAW2 410,926,000.00 410,926,000.00 0.00 410,926,000.00 1,287,225.70 0.00 31.24% 3.759000% 3.759000% 30.00% 0.00
X-A SR/NTL 12593PAX0 856,831,000.00 818,795,669.30 0.00 812,151,142.70 1,377,708.51 769,979.30 0.00% 0.890668% 1.026806% N 0.00% 0.00
X-B SR/NTL 12593PAA0 119,788,000.00 119,788,000.00 0.00 119,788,000.00 0.00 0.00 0.00% 0.000000% 0.000000% N 0.00% 0.00
X-C SR/NTL 12593PAC6 57,780,000.00 57,780,000.00 0.00 57,780,000.00 36,112.50 0.00 0.00% 0.750000% 0.750000% N 0.00% 0.00
A-M SUB 12593PAY8 67,644,000.00 67,644,000.00 0.00 67,644,000.00 231,286.11 0.00 24.99% 4.103000% 4.103000% 24.00% 0.00
B SUB 12593PAZ5 69,054,000.00 69,054,000.00 0.00 69,054,000.00 261,428.89 0.00 18.61% 4.543034% 4.694842% 17.88% 0.00
C SUB 12593PBA9 50,734,000.00 50,734,000.00 0.00 50,734,000.00 192,071.91 0.00 13.93% 4.543034% 4.694842% 13.38% 0.00
D SUB 12593PBB7 57,780,000.00 57,780,000.00 0.00 57,780,000.00 182,634.59 0.00 8.59% 3.793034% 3.944842% 8.25% 0.00
E SUB 12593PAE2 29,594,000.00 29,594,000.00 0.00 29,594,000.00 112,038.79 0.00 5.86% 4.543034% 4.694842% 5.63% 0.00
F SUB 12593PAG7 22,548,000.00 22,548,000.00 0.00 22,548,000.00 85,363.61 0.00 3.77% 4.543034% 4.694842% 3.63% 0.00
G SUB 12593PAJ1 40,869,434.00 40,869,434.00 0.00 40,869,434.00 20,515.16 (134,210.86) 0.00% 4.543034% 4.694842% 0.00% 0.00
V SUB 12593PAL6 0.00 0.00 0.00 0.00 0.00 0.00 0.00% 0.000000% 0.000000% 0.00% 0.00
R RES 12593PAN2 0.00 0.00 0.00 0.00 0.00 0.00 0.00% 0.000000% 0.000000% 0.00% 0.00
LR RES 12593PAQ5 0.00 0.00 0.00 0.00 0.00 0.00 0.00% 0.000000% 0.000000% 0.00% 0.00
1,127,410,434.00 1,089,375,103.30 6,644,526.60 1,082,730,576.70 4,786,901.08 662,677.60
SubTotal
SubTotal P&I 11,431,427.68
0.00
1,127,410,434.00 1,089,375,103.30
6,644,526.60 0.00
1,082,730,576.70 4,786,901.08 662,677.60
Total
Total P&I 11,431,427.68
(*) Optimal payment against which the percentage position for the exchangeable certificate should be applied.
Certificate Payment Report

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Position
%
Class
Start
Date
Accrual
End
Date
Methodology Cusip Original
Balance
Balance Factors
Beginning
Balance
Interest
Distributed
Payment Factors
Principal
Distributed
Total
Distributed
Ending
Balance
12593PAS1 09/01/19 09/30/19 49,885,000.00 237.53972737 104.34284254 0.88326270 133.19688484 134.08014754 30/360 A-1
12593PAT9 09/01/19 09/30/19 15,061,000.00 1,000.00000000 1,000.00000000 2.58666689 0.00000000 2.58666689 30/360 A-2
12593PAU6 09/01/19 09/30/19 88,315,000.00 1,000.00000000 1,000.00000000 2.94749997 0.00000000 2.94749997 30/360 A-SB
12593PAV4 09/01/19 09/30/19 225,000,000.00 1,000.00000000 1,000.00000000 2.92083333 0.00000000 2.92083333 30/360 A-3
12593PAW2 09/01/19 09/30/19 410,926,000.00 1,000.00000000 1,000.00000000 3.13250001 0.00000000 3.13250001 30/360 A-4
12593PAX0 09/01/19 09/30/19 856,831,000.00 955.60929670 947.85452756 1.60791161 0.00000000 1.60791161 30/360 N X-A
12593PAA0 09/01/19 09/30/19 119,788,000.00 1,000.00000000 1,000.00000000 0.00000000 0.00000000 0.00000000 30/360 N X-B
12593PAC6 09/01/19 09/30/19 57,780,000.00 1,000.00000000 1,000.00000000 0.62500000 0.00000000 0.62500000 30/360 N X-C
12593PAY8 09/01/19 09/30/19 67,644,000.00 1,000.00000000 1,000.00000000 3.41916667 0.00000000 3.41916667 30/360 A-M
12593PAZ5 09/01/19 09/30/19 69,054,000.00 1,000.00000000 1,000.00000000 3.78586164 0.00000000 3.78586164 30/360 B
12593PBA9 09/01/19 09/30/19 50,734,000.00 1,000.00000000 1,000.00000000 3.78586175 0.00000000 3.78586175 30/360 C
12593PBB7 09/01/19 09/30/19 57,780,000.00 1,000.00000000 1,000.00000000 3.16086172 0.00000000 3.16086172 30/360 D
12593PAE2 09/01/19 09/30/19 29,594,000.00 1,000.00000000 1,000.00000000 3.78586166 0.00000000 3.78586166 30/360 E
12593PAG7 09/01/19 09/30/19 22,548,000.00 1,000.00000000 1,000.00000000 3.78586172 0.00000000 3.78586172 30/360 F
12593PAJ1 09/01/19 09/30/19 40,869,434.00 1,000.00000000 1,000.00000000 0.50196829 0.00000000 0.50196829 30/360 G
12593PAL6 09/01/19 09/30/19 0.00 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 30/360 V
12593PAN2 09/01/19 09/30/19 0.00 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 30/360 R
12593PAQ5 09/01/19 09/30/19 0.00 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 30/360 LR
Certificate Report

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Excess Liq. Pro. Deposit 0.00
Excess Liq.Pro. Acct.. 0.00
0.00
0.00
0.00
0.00
Excess Liquidation Proceeds Acct
Deposit
Beg. Balance
Withdrawal
End Balance
(453.91)
D. CREFC
License Fee
(1,384.06)
0.00
0.00
Guarantee Fee
Unreimbursed Indemnification Expense
C. Operating Advisor Fees
Miscellaneous Fees
(2,128.18)
(15,895.02)
(12,246.78)
(1,520.06)
0.00
Servicer Fees/Expenses
Delinquent Servicer Fees
10,770,384.14
4,125,857.54
0.00
546,414.14
3,595,338.42
A. Scheduled Interest
Current Interest
Delinquent Interest
B. Servicing Fees & Expenses
Current Servicer Fees
Sub-Servicer
Servicer Fee Strips
Other Fee Strips (incl. Insurer)
Interest Non-Adjusted
Principal & Interest Non-Adjusted
0.00
0.00
0.00
662,677.60
0.00
1,004,997.51
(1,634.06)
(15,895.02)
(1,634.06)
(1,520.06)
(250.00)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(22,800.79)
(111,410.07)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
796,888.46
0.00
0.00
0.00
0.00
0.00
0.00
5,432,764.34
0.00
206,764.75
Net PPIS
Servicer PPIS Cap
11,431,427.68
0.00
11,433,061.74
4,141,752.56
6,644,526.60
662,677.60
0.00
0.00
0.00
0.00
6,644,526.60
Servicer Remittance Non-Adjusted Adjustments Trust
Principal
Principal
Trust Related Fees & Expenses
A. Scheduled Principal
A. Excess Amounts
Trustee Fee
Current Principal Subsequent Recovery
Certificate Administrator Fee
Scheduled Maturity Payoff
Certificate Insurer
Advanced Principal Gain-on-Sale
Trustee Strips
B. Unscheduled Principal
Realized Loss
Trust Expense(s)
Voluntary Additional Loss Claim
Post-Maturity
Liquidation
Net Excess/Shortfall
Trust Related Fees & Expenses
Curtailment
Defeasance
Interest
Neg Am/Deferred
A. Excesses
Principal Non-Adjusted
Extension Interest (ARD)
B. Shortfalls Amounts.
Collateral Administrator
Penalties/Yield Maintain/Exit Fees
Default Interest
Prepay Interest Excess (PPIE)
Interest
Interest Recovery
ASER Recovered
Other Interest Proceeds
Interest Reserve Account
Deposit
B. Shortfalls
Cumulative Deposit
Gross PPIS (Prepay Interest Shortfall)
Withdrawal
Deferred Interest
Modification Shortfall
Summary
ASER Applied
Principal Adjusted
Special Servicer Fees
Scheduled Interest
Workout Fees
Servicer Fee & Expense
Liquidation Fees
Interest Shortfall Expense
Non-Recoveralble Advances
Servicer Wire
Interest on Prior Advances
Trustee Fee & Expense
Various Expenses
Sister Agreements
Other Interest Loss
Interest Reserve Account
Net Excess/Shortfall
Due to Certificates
Cash Reconciliation

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
0.00
0.00
0.00
0.00
Other
Rebates
*Fee-sharing arrangement
Brokerage fees
Disclosable Special Servicer Fees*
Commissions
Other Related Information

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Pool Detail
Amortizing/Balloon
% Amt
WA Rates/Terms
Current
Cnt %
IO/Amortizing/Balloon
IO/Balloon
Smallest Balance
Beginning Balance
Scheduled Principal
Voluntary Payoff
Scheduled Maturity Payoff
Post-Maturity Payoff
Net Liquidation/Disposition
Realized Loss
Curtailment
Repurchase/Substitution/DPO
Current
Negative Amortization/Deferred
Ending Balance
Scheduled Principal
Voluntary Payoff
Scheduled Maturity Payoff
Post-Maturity Payoff
Net Liquidation/Disposition
Realized Loss
Curtailment
Repurchase/Substitution/DPO
Cumulative
Negative Amortization/Deferred
% Amt Cnt %
% Amt Cnt %
WAC
LIBOR
WAMM
AWAM
Cutoff Prior
Current
Next
Performance Snapshot
30 Day
60 Day
90 Day Plus
Foreclosures
Current
3 Mo Avg
% Bal
REOs
Bankruptcies
Defeasances
Modifications
6 Mo Avg 12 Mo Avg
% Cnt % Bal % Cnt % Bal % Cnt
Current
Advance Summary
Cumulative
Interest
Liquidations
Prior Outstanding
Current Amount
Recovery (-)
Current Outstanding
Non-Recoverable
Principal % Cnt % Amt Cnt
Appraisal Reduction Summary
Prior Cumulative ASER
Current ASER
Recovery (-)
Cumulative ASER
First ARA
Average ARA
Most Recent ARA
Largest Balance
(*) ARA Appraisal Reduction Amount (*) ASER Appraisal Subordination Entitlement R
0.00
1,745,462.26
723,922.14
327,649.95
27,522,596.16
Average Balance
4.71455%
N/A
69.42
289.76
206,764.75
0.00
1,359,626.20
546,414.14
0.00
4,574,051.87
353,971,896.22
588,931,681.16
139,827,000.00
1,181,545.03
120,000,000.00
13,044,946.72
32.69%
54.39%
12.91%
42
33
8
1,089,375,103.98
50.60%
39.76%
9.64%
5,432,764.34
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,082,730,577.38
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
84
1
0
0
0
0
0
0
0
83
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00
0.00
0.00
0.00
209,831.83
0.00
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1
0
0
0
0
3
0
0
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
4.28516% 4.56234%
1,179,399.51 4,099,653.63
9
9
0
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1,634,052.19
111,410.07
(*) AWAM - Loans that are IO/Balloon or IO/Amortizing Balloon are not included in this calculation
2.10%
1.52%
5.53%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1.20%
0.40%
3.59%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1.05%
0.76%
5.53%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.60%
0.20%
3.58%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
93.42%
0.53%
0.52%
5.54%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
95.93%
0.30%
0.20%
3.58%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
68.41
289.04
4.71474%
107.19
336.00
69
0.00%
N/A
39,049,407.09
1,211,762.26
90.85% 94.81%
N/A N/A
72,015.90 26,538.06
3
5,432,764.34 0.00%
92.66% 95.62%
9 0.00%
N/A
Pool and Performance Detail

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Pass-Through
Rate
Outstanding
Shortfall
Distributed
Interest
Current
Deductions
Current
Additions
Current
Accrued
Prior
Shortfall Days Class
Prior
Due
Current
Due Method
Beginning
Balance
Distributable
Interest
Accrual
CUSIP
30/360 1.737000% 44,061.56 44,061.56 0.00 09/30/19 09/01/19 11,849,669.30 17,152.40 26,909.16 0.00 A-1 12593PAS1
30 0.00
30/360 3.104000% 38,957.79 38,957.79 0.00 09/30/19 09/01/19 15,061,000.00 38,957.79 0.00 0.00 A-2
12593PAT9
30 0.00
30/360 3.537000% 260,308.46 260,308.46 0.00 09/30/19 09/01/19 88,315,000.00 260,308.46 0.00 0.00 A-SB 12593PAU6
30 0.00
30/360 3.505000% 657,187.50 657,187.50 0.00 09/30/19 09/01/19 225,000,000.00 657,187.50 0.00 0.00 A-3 12593PAV4
30 0.00
30/360 3.759000% 1,287,225.70 1,287,225.70 0.00 09/30/19 09/01/19 410,926,000.00 1,287,225.70 0.00 0.00 A-4 12593PAW2
30 0.00
30/360 0.890668% 1,377,708.51 1,377,708.51 0.00 09/30/19 09/01/19 N 818,795,669.30 607,729.21 769,979.30 0.00 X-A 12593PAX0
30 0.00
30/360 0.000000% 0.00 0.00 0.00 09/30/19 09/01/19 N 119,788,000.00 0.00 0.00 0.00 X-B 12593PAA0
30 0.00
30/360 0.750000% 36,112.50 36,112.50 0.00 09/30/19 09/01/19 N 57,780,000.00 36,112.50 0.00 0.00 X-C 12593PAC6
30 0.00
30/360 4.103000% 231,286.11 231,286.11 0.00 09/30/19 09/01/19 67,644,000.00 231,286.11 0.00 0.00 A-M
12593PAY8
30 0.00
30/360 4.543034% 261,428.89 261,428.89 0.00 09/30/19 09/01/19 69,054,000.00 261,428.89 0.00 0.00 B 12593PAZ5
30 0.00
30/360 4.543034% 192,071.91 192,071.91 0.00 09/30/19 09/01/19 50,734,000.00 192,071.91 0.00 0.00 C 12593PBA9
30 0.00
30/360 3.793034% 182,634.59 182,634.59 0.00 09/30/19 09/01/19 57,780,000.00 182,634.59 0.00 0.00 D 12593PBB7
30 0.00
30/360 4.543034% 112,038.79 112,038.79 0.00 09/30/19 09/01/19 29,594,000.00 112,038.79 0.00 0.00 E 12593PAE2
30 0.00
30/360 4.543034% 85,363.61 85,363.61 0.00 09/30/19 09/01/19 22,548,000.00 85,363.61 0.00 0.00 F 12593PAG7
30 0.00
30/360 4.543034% 1,881,673.26 20,515.16 1,861,158.10 09/30/19 09/01/19 40,869,434.00 154,726.02 0.00 0.00 G
12593PAJ1
30 1,726,947.24
30/360 0.000000% 0.00 0.00 0.00 09/30/19 09/01/19 0.00 0.00 0.00 0.00 V
12593PAL6
30 0.00
30/360 0.000000% 0.00 0.00 0.00 09/30/19 09/01/19 0.00 0.00 0.00 0.00 R 12593PAN2
30 0.00
30/360 0.000000% 0.00 0.00 0.00 09/30/19 09/01/19 0.00 0.00 0.00 0.00 LR 12593PAQ5
30 0.00
1,089,375,103.30 4,124,223.48 6,648,059.18 4,786,901.08
SubTotal
1,861,158.10
1,726,947.24
796,888.46 0.00
1,089,375,103.30 4,124,223.48 6,648,059.18 4,786,901.08
Total
1,861,158.10 796,888.46 0.00 1,726,947.24
Certificate Interest Reconcilation

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Interest Loss
Expense
Interest on Prior
Loss
PPY, PPYYM,
Exit Fees
Deferred
Accretion
Net
PPIS
Interest
Adjustment
Interest on Prior
Shortfall
Cumulative
Loss
Current
Loss Unscheduled Scheduled Class
Principal Components Interest Additions Interest Deductions
1,211,762.26 5,432,764.34 26,909.16 0.00 0.00 0.00 0.00 A-1 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 A-2 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 A-SB 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 A-3 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 A-4 0.00 0.00 0.00 0.00
0.00 0.00 769,979.30 0.00 0.00 0.00 N 0.00 X-A 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 N 0.00 X-B 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 N 0.00 X-C 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 A-M 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 B 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 C 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 D 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 E 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 F 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 G 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 V 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 R 0.00 0.00 0.00 0.00
0.00 0.00 0.00 0.00 0.00 0.00 0.00 LR 0.00 0.00 0.00 0.00
1,211,762.26 5,432,764.34 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
SubTotal
796,888.46
1,211,762.26 5,432,764.34 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Total
796,888.46
Certificate Reconciliation Detail

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Reimb of Advances to Servicer Special Servicing Fee
Comments -
IS
Other
Shortfalls/
(Refunds)
Left to
Reimburse
Servicer Current Month
Modified
Interest Rate
Reduction/
(Excess)
Reimbursed
Interest
on
Advances
Non
Recoverable
(Scheduled
Interest)
Prepayment
Interest
(Excess)/
Shortfall
Most Recent
Net
ASER
Amount
Workout
Fee
Amount
Liquidation
Fee
Amount
Special
Servicing Fee
Amount plus
Adjustments
Current
Ending
Scheduled
Balance
Scheduled
Principal
Balance at
Contribution
Investor
No.
3 50,600,000.00 49,232,486.71 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00 10,271.37
7 31,900,000.00 31,370,866.22 0.00 70,481.60 0.00 0.00 0.00 0.00 0.00 0.00 6,544.07
10 24,850,000.00 23,793,011.71 0.00 28,638.97 0.00 0.00 0.00 0.00 0.00 0.00 4,964.45
61 5,200,000.00 4,893,133.13 0.00 12,289.50 0.00 0.00 0.00 0.00 0.00 0.00 1,020.90
0.00 111,410.07 0.00 0.00 0.00 0.00 0.00 22,800.79 0.00 Totals
Total Interest Shortfall hitting the Trust
134,210.86
Interest Shortfall Reconciliation

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Closing Ratings
CUSIP Class Fitch Moody's S & P
Fitch
Moody's S & P
Class
Type
Morningstar
Morningstar
Rating Eff Date Rating Rating Rating Eff Date Eff Date Eff Date
Updated Ratings (1)
DBRS
DBRS
Eff Date Rating Kroll Rating Eff Date
Kroll
Ratings Information Redacted
Contact Information
Fitch, Inc.
One State Street Plaza
New York, New York, 10004
(212) 908-0500
Moody's Investors Service
7 World Trade Center
New York, NY 10007
(212) 553-0300
S&P Global Ratings
55 Water Street
New York, New York 10041
(212) 438-2430
Legend
NR Class not rated at issuance
NA Data not available
(1) These ratings are not a recommendation to buy, sell or hold these notes. Ratings may be changed or withdrawn at any time by each assigning rating agency.
These ratings do not address the possibility that, as a result of principal prepayments or losses, the yield on your notes may be lower than anticipated.
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission and captured during the processing window.
Deutsche Bank does not hold itself responsible for any update that may have occurred outside the window during which the data was captured.
DBRS, Inc.
101 North Wacker Drive,
Suite 100
Chicago, Illinois 60606
(312) 332-3429
Kroll Bond Ratings
599 Lexington Ave
New York, NY 10022
(212) 702-0707
Morningstar Credit Ratings, LLC
410 Horsham Road Suite A
Horsham, PA 19044
(267) 960-6014
Current Ratings

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Delinquency Categories
Dist Date
Dist Cnt
Bal Cnt
Foreclosure
Bal
30 Day
Cnt Bal
60 Day
Cnt
90 Day
Cnt Bal
REO
Cnt Bal
Bankruptcy
Cnt
Impaired Loans
Curr FC not SS/REO
Bal Cnt Bal
120+ Day
Cnt Bal Bal Cnt
Total Delinquency(1)
10/11/2019
No. 50
2 19,256,440.79 1 49,232,486.71 0 0.00
2.41% 1.78% 1.20% 4.55% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 60,057,011.06
3.61% 5.55%
6 128,545,938.56
11.87% 7.23%
9/12/2019
No. 49
1 49,302,567.00 0 0.00 0 0.00
1.19% 4.53% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 60,141,187.31
3.57% 5.52%
4 109,443,754.31
10.05% 4.76%
8/12/2019
No. 48
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 60,216,988.31
3.57% 5.52%
3 60,216,988.31
5.52% 3.57%
7/12/2019
No. 47
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 60,292,476.66
3.57% 5.52%
3 60,292,476.66
5.52% 3.57%
6/12/2019
No. 46
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 60,509,416.17
3.57% 5.54%
3 60,509,416.17
5.54% 3.57%
5/10/2019
No. 45
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 60,583,728.67
3.57% 5.54%
3 60,583,728.67
5.54% 3.57%
4/12/2019
No. 44
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 60,665,831.27
3.57% 5.54%
3 60,665,831.27
5.54% 3.57%
3/12/2019
No. 43
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 60,739,498.23
3.57% 5.54%
3 60,739,498.23
5.54% 3.57%
2/12/2019
No. 42
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 60,837,219.88
3.57% 5.54%
3 60,837,219.88
5.54% 3.57%
1/11/2019
No. 41
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 60,979,223.94
3.57% 5.55%
3 60,979,223.94
5.55% 3.57%
12/12/2018
No. 40
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 61,051,613.17
3.57% 5.55%
3 61,051,613.17
5.55% 3.57%
11/13/2018
No. 39
0 0.00 1 18,185,591.27 0 0.00
0.00% 0.00% 1.19% 1.65% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 61,131,861.96
3.57% 5.55%
4 79,317,453.23
7.20% 4.76%
10/15/2018
No. 38
0 0.00 0 0.00 1 4,973,474.13
0.00% 0.00% 0.00% 0.00% 1.19% 0.45%
0 0.00
0.00% 0.00%
1 4,973,474.13
119.05% 45.13%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
2 56,230,147.04
2.38% 5.10%
3 61,203,621.17
5.55% 3.57%
9/12/2018
No. 37
0 0.00 1 4,980,282.39 0 0.00
0.00% 0.00% 1.19% 0.45% 0.00% 0.00%
0 0.00
0.00% 0.00%
1 4,980,282.39
119.05% 45.14%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
2 56,302,980.30
2.38% 5.10%
3 61,283,262.69
5.55% 3.57%
8/10/2018
No. 36
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3 61,354,397.00
3.57% 5.56%
3 61,354,397.00
5.56% 3.57%
7/12/2018
No. 35
0 0.00 0 0.00 1 31,900,000.00
0.00% 0.00% 0.00% 0.00% 1.19% 2.89%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
2 29,491,112.56
2.38% 2.67%
3 61,391,112.56
5.55% 3.57%
6/12/2018
No. 34
0 0.00 1 31,900,000.00 0 0.00
0.00% 0.00% 1.19% 2.88% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
2 29,531,507.92
2.38% 2.67%
3 61,431,507.92
5.55% 3.57%
(1) Total Delinquency is 30+ Days
Performance History

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Delinquency Categories
Dist Date
Dist Cnt
Bal Cnt
Foreclosure
Bal
30 Day
Cnt Bal
60 Day
Cnt
90 Day
Cnt Bal
REO
Cnt Bal
Bankruptcy
Cnt
Impaired Loans
Curr FC not SS/REO
Bal Cnt Bal
120+ Day
Cnt Bal Bal Cnt
Total Delinquency(1)
5/11/2018
No. 33
1 31,900,000.00 0 0.00 0 0.00
1.19% 2.88% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
2 29,567,913.91
2.38% 2.67%
3 61,467,913.91
5.55% 3.57%
4/12/2018
No. 32
0 0.00 0 0.00 1 5,011,668.73
0.00% 0.00% 0.00% 0.00% 1.19% 0.45%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1 24,596,342.13
1.19% 2.22%
2 29,608,010.86
2.67% 2.38%
3/12/2018
No. 31
1 9,421,990.92 0 0.00 1 24,626,549.38
1.19% 0.85% 0.00% 0.00% 1.19% 2.22%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1 5,017,560.36
1.19% 0.45%
3 39,066,100.66
3.52% 3.57%
2/12/2018
No. 30
0 0.00 1 24,665,940.65 1 5,025,666.78
0.00% 0.00% 1.19% 2.22% 1.19% 0.45%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
2 29,691,607.43
2.68% 2.38%
1/12/2018
No. 29
1 24,695,876.69 0 0.00 1 5,031,493.88
1.19% 2.22% 0.00% 0.00% 1.19% 0.45%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
2 29,727,370.57
2.68% 2.38%
12/12/2017
No. 28
1 24,725,696.08 1 5,037,294.12 0 0.00
1.19% 2.22% 1.19% 0.45% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
2 29,762,990.20
2.68% 2.38%
11/10/2017
No. 27
1 5,043,817.64 0 0.00 0 0.00
1.19% 0.45% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1 5,043,817.64
0.45% 1.19%
10/13/2017
No. 26
1 24,788,086.80 0 0.00 0 0.00
1.19% 2.23% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1 24,788,086.80
2.23% 1.19%
9/12/2017
No. 25
1 14,541,601.55 0 0.00 0 0.00
1.19% 1.31% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1 14,541,601.55
1.31% 1.19%
8/11/2017
No. 24
1 14,559,837.78 0 0.00 0 0.00
1.19% 1.31% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1 14,559,837.78
1.31% 1.19%
7/12/2017
No. 23
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
6/12/2017
No. 22
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
5/12/2017
No. 21
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
4/12/2017
No. 20
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
3/10/2017
No. 19
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
2/10/2017
No. 18
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1/12/2017
No. 17
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
(1) Total Delinquency is 30+ Days

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Delinquency Categories
Dist Date
Dist Cnt
Bal Cnt
Foreclosure
Bal
30 Day
Cnt Bal
60 Day
Cnt
90 Day
Cnt Bal
REO
Cnt Bal
Bankruptcy
Cnt
Impaired Loans
Curr FC not SS/REO
Bal Cnt Bal
120+ Day
Cnt Bal Bal Cnt
Total Delinquency(1)
12/12/2016
No. 16
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
11/14/2016
No. 15
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
10/13/2016
No. 14
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
9/12/2016
No. 13
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
8/12/2016
No. 12
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
7/12/2016
No. 11
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
6/10/2016
No. 10
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
5/12/2016
No. 9
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
4/12/2016
No. 8
0 0.00 1 2,827,000.00 0 0.00
0.00% 0.00% 1.19% 0.25% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1 2,827,000.00
0.25% 1.19%
3/11/2016
No. 7
1 2,827,000.00 0 0.00 0 0.00
1.19% 0.25% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1 2,827,000.00
0.25% 1.19%
2/12/2016
No. 6
1 2,827,000.00 0 0.00 0 0.00
1.19% 0.25% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1 2,827,000.00
0.25% 1.19%
1/12/2016
No. 5
1 2,827,000.00 0 0.00 0 0.00
1.19% 0.25% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
1 2,827,000.00
0.25% 1.19%
12/11/2015
No. 4
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
11/13/2015
No. 3
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
10/13/2015
No. 2
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
9/14/2015
No. 1
0 0.00 0 0.00 0 0.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
0 0.00
0.00% 0.00%
(1) Total Delinquency is 30+ Days

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Payoff Amount
Count Amount
Liquidation Interest Additions/Deductions Remaining Term
Life Amort Liquidation Realized Loss
Net Liquidation
Penalty(1) PPIS/PPIE Other
Maturity (2)
Dist Date
Dist Count
Prior Post Type Schd
Count
10/11/2019
No. 50
1 5,432,764.34 0 0.00 0.00 0.00 0.00 1 0 68.41 289.04
1.20% 0.50% 0.00% 0.00% 0.00% 0.00% 0.00% 1.20% 0.00% 0.00%
0.00
0.00%
796,888.46
0.07%
0
9/12/2019
No. 49
0 0.00 0 0.00 0.00 0.00 0.00 0 0 69.42 289.76
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
8/12/2019
No. 48
0 0.00 0 0.00 0.00 0.00 0.00 0 0 70.42 290.76
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
7/12/2019
No. 47
0 0.00 0 0.00 0.00 0.00 0.00 0 0 71.42 292.12
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
6/12/2019
No. 46
0 0.00 0 0.00 0.00 0.00 0.00 0 0 72.42 293.12
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
5/10/2019
No. 45
0 0.00 0 0.00 0.00 0.00 0.00 0 0 73.42 294.12
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
4/12/2019
No. 44
0 0.00 0 0.00 0.00 0.00 0.00 0 0 74.41 295.11
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
3/12/2019
No. 43
0 0.00 0 0.00 0.00 0.00 0.00 0 0 75.41 296.11
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
2/12/2019
No. 42
0 0.00 0 0.00 0.00 0.00 0.00 0 0 76.41 336.00
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
1/11/2019
No. 41
0 0.00 0 0.00 0.00 0.00 0.00 0 0 77.41 298.11
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
12/12/2018
No. 40
0 0.00 0 0.00 0.00 0.00 0.00 0 0 78.41 299.10
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
11/13/2018
No. 39
0 0.00 0 0.00 0.00 0.00 0.00 0 0 79.41 300.10
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
10/15/2018
No. 38
0 0.00 0 0.00 0.00 0.00 0.00 0 0 80.41 301.10
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
9/12/2018
No. 37
0 0.00 0 0.00 0.00 0.00 0.00 0 0 81.41 302.10
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
8/10/2018
No. 36
0 0.00 0 0.00 0.00 0.00 0.00 0 0 82.41 305.43
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
1 Prepay Penalties
2 Yield Maintenance
3 Exit Fees
4 Yield Maintenance & Exit Fees
(1) Penalty Type (2) Maturity Var: Payoff to Maturity Date delta
Payoff History

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Payoff Amount
Count Amount
Liquidation Interest Additions/Deductions Remaining Term
Life Amort Liquidation Realized Loss Net Liquidation Penalty(1) PPIS/PPIE Other
Maturity (2)
Dist Date
Dist Count
Prior Post Type Schd Count
7/12/2018
No. 35
0 0.00 0 0.00 0.00 0.00 0.00 0 0 83.41 308.50
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
6/12/2018
No. 34
0 0.00 0 0.00 0.00 0.00 0.00 0 0 84.41 309.50
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
5/11/2018
No. 33
0 0.00 0 0.00 0.00 0.00 0.00 0 0 85.41 310.49
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
4/12/2018
No. 32
0 0.00 0 0.00 0.00 0.00 0.00 0 0 86.41 311.49
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
3/12/2018
No. 31
0 0.00 0 0.00 0.00 0.00 0.00 0 0 87.41 312.49
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
2/12/2018
No. 30
0 0.00 0 0.00 0.00 0.00 0.00 0 0 88.41 313.48
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
1/12/2018
No. 29
0 0.00 0 0.00 0.00 0.00 0.00 0 0 89.41 315.69
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
12/12/2017
No. 28
0 0.00 0 0.00 0.00 0.00 0.00 0 0 90.41 316.69
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
11/10/2017
No. 27
0 0.00 0 0.00 0.00 0.00 0.00 0 0 91.41 317.68
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
10/13/2017
No. 26
0 0.00 0 0.00 0.00 0.00 0.00 0 0 92.41 318.68
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
9/12/2017
No. 25
0 0.00 0 0.00 0.00 0.00 0.00 0 0 93.41 319.67
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
8/11/2017
No. 24
0 0.00 0 0.00 0.00 0.00 0.00 0 0 94.41 323.28
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
7/12/2017
No. 23
0 0.00 0 0.00 0.00 0.00 0.00 0 0 95.41 325.09
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
6/12/2017
No. 22
0 0.00 0 0.00 0.00 0.00 0.00 0 0 96.41 326.57
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
5/12/2017
No. 21
0 0.00 0 0.00 0.00 0.00 0.00 0 0 97.41 327.56
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
1 Prepay Penalties
2 Yield Maintenance
3 Exit Fees
4 Yield Maintenance & Exit Fees
(1) Penalty Type (2) Maturity Var: Payoff to Maturity Date delta

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Payoff Amount
Count Amount
Liquidation Interest Additions/Deductions Remaining Term
Life Amort Liquidation Realized Loss Net Liquidation Penalty(1) PPIS/PPIE Other
Maturity (2)
Dist Date
Dist Count
Prior Post Type Schd Count
4/12/2017
No. 20
0 0.00 0 0.00 0.00 0.00 0.00 0 0 98.40 328.56
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
3/10/2017
No. 19
0 0.00 0 0.00 0.00 0.00 0.00 0 0 99.40 329.55
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
2/10/2017
No. 18
0 0.00 0 0.00 0.00 0.00 0.00 0 0 100.40 330.54
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
1/12/2017
No. 17
0 0.00 0 0.00 0.00 0.00 0.00 0 0 101.40 331.53
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
12/12/2016
No. 16
0 0.00 0 0.00 0.00 0.00 0.00 0 0 102.40 332.53
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
11/14/2016
No. 15
0 0.00 0 0.00 0.00 0.00 0.00 0 0 103.40 333.52
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
10/13/2016
No. 14
0 0.00 0 0.00 0.00 0.00 48.10 0 0 104.40 334.51
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
9/12/2016
No. 13
0 0.00 0 0.00 0.00 0.00 0.00 0 0 105.40 335.50
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
8/12/2016
No. 12
0 0.00 0 0.00 0.00 0.00 0.00 0 0 106.40 336.50
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
7/12/2016
No. 11
0 0.00 0 0.00 0.00 0.00 0.00 0 0 107.40 338.13
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
6/10/2016
No. 10
0 0.00 0 0.00 0.00 0.00 0.00 0 0 108.40 339.13
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
5/12/2016
No. 9
0 0.00 0 0.00 0.00 0.00 0.00 0 0 109.40 340.12
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
4/12/2016
No. 8
0 0.00 0 0.00 0.00 0.00 0.00 0 0 110.40 341.11
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
3/11/2016
No. 7
0 0.00 0 0.00 0.00 0.00 0.00 0 0 111.40 342.11
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
2/12/2016
No. 6
0 0.00 0 0.00 0.00 0.00 0.00 0 0 112.40 343.10
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
1 Prepay Penalties
2 Yield Maintenance
3 Exit Fees
4 Yield Maintenance & Exit Fees
(1) Penalty Type (2) Maturity Var: Payoff to Maturity Date delta

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Payoff Amount
Count Amount
Liquidation Interest Additions/Deductions Remaining Term
Life Amort Liquidation Realized Loss Net Liquidation Penalty(1) PPIS/PPIE Other
Maturity (2)
Dist Date
Dist Count
Prior Post Type Schd Count
1/12/2016
No. 5
0 0.00 0 0.00 0.00 0.00 0.00 0 0 113.40 344.09
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
12/11/2015
No. 4
0 0.00 0 0.00 0.00 0.00 0.00 0 0 114.40 345.09
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
11/13/2015
No. 3
0 0.00 0 0.00 0.00 0.00 0.00 0 0 115.40 346.08
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
10/13/2015
No. 2
0 0.00 0 0.00 0.00 0.00 0.00 0 0 116.40 347.07
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
9/14/2015
No. 1
0 0.00 0 0.00 0.00 0.00 0.00 0 0 117.40 348.06
0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
Total
1.00 5,432,764.34 0.00 0.00 0.00 0.00 796,888.46 0.00 48.10
1 Prepay Penalties
2 Yield Maintenance
3 Exit Fees
4 Yield Maintenance & Exit Fees
(1) Penalty Type (2) Maturity Var: Payoff to Maturity Date delta

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Principal Components
Current P&I
Full Payoff Partial Payoff
Interest Components
Penalty (YM)
Interest PTD
Investor
No.
Static
Prop
Type
State
Amort
Type
Cutoff
Maturity
Financial
Most Recent Cutoff
DSCR
LTV
Phy
Occ %
DSCR LTV
Phy
Occ % Payoff Type
Payoff
Date
Dates
53 IN TN 2 1.78 0.0000 1.93 0.6818 10/6/2019 8/6/2025 84.00% 87.10% 5,432,764.34 0.00 20,248.37 Payoff w/ Yield Maintenance 9/19/2019 796,888.46
5,432,764.34 0.00 20,248.37 796,888.46
OF Office
MU Mixed Use
LO
Lodging
SS Self Storage
OT Other
Property Type Code
MF Multi-Family
RT Retail
HC Health Care
IN Industrial
WH Warehouse
MH Mobile Home Park
Amortization Type
1 Partial Liq'n (Curtailment)
2 Payoff Prior to Maturity
3 Disposition/Liquidation
4 Repurchase/Substitution
5 Full Payoff at Maturity
6 DPO
7 N/A
8 Payoff w/ Penalty
9 Payoff w/ Yield Maintenance
10 Curtailment w/ Penalty
11 Curtailment w/ Yield Maintenance
Mortgage Payoff Detail

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
P&I Advances Non-Advancing Tracking Status/Resolution w Relevant Dates Loan Description
Investor
No.
PTD
Interest
Prior Outstanding Current Outstanding
Principal Interest Principal
ASER
Non-
Recoverable
Mo (s)
Delinq
Mo (s)
Recov
Loan
Status
Resoln
Code
SS Tran
Date
ARA
Date
Fcls/REO
Date
Bkrpt
Date
Prop
Type DSCR
LTV
07/06/2019 3 IN 1.57 393,891.53 126,720.53 584,117.27 196,800.82 3 0 2 04/17/2019 6 68.66%
03/06/2018 7 MF 0.09 2,125,402.62 488,457.32 2,255,066.85 529,133.78 70,481.60 17 0 6 06/11/2018 10/08/2019 02/05/2019 7 71.69%
09/06/2018 10 RT 0.48 1,114,182.16 404,381.84 1,204,396.09 440,714.91 28,638.97 13 0 6 02/20/2018 10/08/2019 06/28/2018 7 74.18%
08/06/2019 36 OF 1.69 42,119.42 14,093.82 82,824.11 29,602.37 2 0 1 0 68.47%
08/06/2019 41 OF 2.12 35,013.34 20,456.45 68,820.85 42,118.73 2 0 1 0 65.36%
09/06/2019 57 LO 2.54 21,183.86 11,619.95 20,455.27 12,348.54 1 1 B 0 62.26%
06/06/2018 61 OF -0.06 338,171.96 98,751.49 360,133.47 105,918.21 12,289.50 16 0 6 11/15/2017 10/08/2019 05/18/2018 7 70.75%
09/06/2019 70 RT 1.52 0.00 0.00 0.00 0.00 0 0 B 0 69.98%
09/06/2019 80 RT 0.53 8,254.21 2,711.30 7,976.67 2,988.84 1 1 B 0 61.04%
Totals
4,078,219.10 1,167,192.70 4,583,790.58 1,359,626.20 111,410.07
Property Type Code Loan Status Code Resolution Strategy Code
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10
Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 TBD
98 Other
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
5 Non Performing
Matured Balloon
6 121+ Days Delinquent
MF Multi-Family
RT Retail
HC Health Care
IN Industrial
WH Warehouse
MH Mobile Home Park
OF Office
MU Mixed Use
LO
Lodging
SS Self Storage
98 Other
SE Securities
CH Cooperating Housing
ZZ Missing Information
SF Single Family
Delinquency Detail

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Current
Original
Distribution of Principal Balances - All Groups
Summation Weighted Average
Summation
Weighted Average
Cnt Balance % Term Rate DSCR LTV OCC Balances OCC LTV DSCR Rate Term % Balance Cnt Balances
0.01 - 4,999,999.99 95.35%
24
66,140,916.29
6.11% 65.60
114.86
1.66
4.74% 5.30%
59,804,415.24 22 4.78% 1.53
89.63% 67.37%
64.67%
5,000,000.00 - 9,999,999.99 88.89%
21
145,652,530.12 13.45%
69.35
119.39
1.75
4.62% 12.50%
140,899,093.80 21 4.60% 1.90
90.45% 61.97%
65.83%
10,000,000.00 - 19,999,999.99 92.08%
24
335,025,097.08 30.94%
67.20
117.07
1.69
4.68% 29.90%
337,120,110.56 25 4.69% 1.89
90.28% 66.48%
67.68%
20,000,000.00 - 29,999,999.99 94.35%
7
169,557,184.64 15.66%
69.40
119.42
1.87
4.45% 19.06%
214,936,815.08 9 4.39% 2.16
87.49% 68.16%
62.70%
30,000,000.00 - 39,999,999.99 83.86%
3
100,469,251.55
9.28% 69.67
119.67
1.57
4.85% 9.23%
104,050,000.00 3 4.84% 1.50
77.32% 93.58%
69.14%
40,000,000.00 - 49,999,999.99 94.40%
3
145,885,597.70 13.47%
69.00
118.00
5.02
3.53% 4.26%
48,000,000.00 1 4.36% 2.39
92.71% 58.87%
11.23%
50,000,000.00 - 59,999,999.99 91.94%
0
0.00
0.00% 0.00
119.51
1.65
4.77% 9.10%
102,600,000.00 2 0.00% 0.00
0.00% 0.00%
68.77%
60,000,000.00 - 120,000,000.00 97.70%
1
120,000,000.00 11.08%
69.00
119.00
1.45
4.31% 10.64%
120,000,000.00 1 4.31% 1.95
94.00% 74.40%
35.71%
Total
83
1,082,730,577.38
1,127,410,434.68 84
Stratification - Mortgage Balances/Rates
Average
Minimum
Maximum
13,044,946.72
68.41 4.56% 1.96 66.18% 92.21% 13,421,552.79 118.40 4.57% 1.83
68.56% 89.36%
120,000,000.00 70.00
3.53%
5.61% 5.02 156.07% 100.00%
120,000,000.00 120.00
59.00
5.61% 5.02 75.00% 100.00%
0.00 0.00 0.09 0.00% 49.00% 1,298,015.60 3.53% 1.19 27.07% 55.30%
Current
Original
Distribution of Mortgage Rates - All Groups
Summation Weighted Average
Summation
Weighted Average
Cnt Balance % Term Rate DSCR LTV OCC Mortgage Rates OCC LTV DSCR Rate Term % Balance Cnt Mortgage Rates
2.0000% - 2.5000% 0.00%
0
0.00
0.00% 0.00
0.00
0.00
0.00% 0.00%
0.00 0 0.00% 0.00
0.00% 0.00%
0.00%
2.5000% - 3.0000% 0.00%
0
0.00
0.00% 0.00
0.00
0.00
0.00% 0.00%
0.00 0 0.00% 0.00
0.00% 0.00%
0.00%
3.0000% - 3.500% 0.00%
0
0.00
0.00% 0.00
0.00
0.00
0.00% 0.00%
0.00 0 0.00% 0.00
0.00% 0.00%
0.00%
3.5000% - 4.0000% 94.84%
2
76,000,000.00
7.02% 68.00
118.00
4.76
3.53% 6.74%
76,000,000.00 2 3.53% 3.82
87.79% 29.24%
10.03%
4.0000% - 4.500% 93.16%
16
247,457,158.80 22.85%
68.85
118.87
1.63
4.36% 23.12%
260,644,515.55 17 4.36% 2.04
92.22% 69.23%
52.85%
4.5000% - 5.750000% 91.65%
65
759,273,418.58 70.13%
68.30
118.28
1.62
4.73% 70.14%
790,765,919.13 65 4.73% 1.73
88.59% 72.28%
68.25%
83
1,082,730,577.38
1,127,410,434.68 84

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Current
Original
Amortization terms of the Mortgage Pool - All Groups
Summation Weighted Average
Summation
Weighted Average
Amortizing/Balloon
Cnt Balance % Term Rate DSCR LTV OCC OCC LTV DSCR Rate Term % Balance Cnt Terms
0 - 29
0.00%
1
11,417,782.30
3.23% 9.00
0.00
0.00
0.00% 0.00%
0.00 0 5.38% 1.40
95.00% 69.71% 0.00%
30 - 59
95.30%
0
0.00
0.00% 0.00
59.00
1.48
5.38% 3.14%
12,138,199.43 1 0.00% 0.00
0.00% 0.00% 74.10%
60 - 119
89.19%
41
342,554,113.92 96.77%
69.32
118.65
1.74
4.61% 48.07%
186,012,235.25 27 4.74% 1.97
88.12% 63.50% 66.80%
120 - 179
86.21%
0
0.00
0.00% 0.00
120.00
1.70
4.86% 48.79%
188,805,000.00 15 0.00% 0.00
0.00% 0.00% 66.84%
180 - Plus
0.00%
0
0.00
0.00% 0.00
0.00
0.00
0.00% 0.00%
0.00 0 0.00% 0.00
0.00% 0.00% 0.00%
Total
42
353,971,896.22
386,955,434.68 43
Stratification - Amortization Terms
Average
Minimum
Maximum
8,427,902.29
67.38 4.76% 1.98 67.05% 87.93% 8,998,963.60 117.44 4.76% 1.71
63.70% 88.35%
48,653,110.99 70.00
4.35%
5.61%
2.84 152.91% 100.00% 52,000,000.00 120.00
59.00
5.61% 2.50 74.92% 100.00%
0.00 0.00 0.53 0.00% 64.00% 1,298,015.60 4.35% 1.19 37.53% 55.30%
Current
Original
Summation Weighted Average
Summation
Weighted Average
Interest Only/Amortizing/Balloon
Cnt Balance % Term Rate DSCR LTV OCC OCC LTV DSCR Rate Term % Balance Cnt Terms
0 - 29
0.00%
1 3,863,831.43 0.66%
9.00
0.00
0.00
0.00% 0.00%
0.00 0 4.73% 2.19
72.70% 58.54%
0.00%
30 - 59
72.70%
0 0.00 0.00%
0.00
59.00
2.19
4.73% 0.69%
4,160,000.00 1 0.00% 0.00
0.00% 0.00%
63.03%
60 - 119
95.45%
32
585,067,849.73 99.34%
69.42
118.94
1.48
4.48% 54.27%
325,950,000.00 14 4.57% 1.68
90.63% 77.38%
57.40%
120 - 179
95.18%
0
0.00
0.00% 0.00
120.00
1.52
4.67% 45.04%
270,518,000.00 18 0.00% 0.00
0.00% 0.00%
69.75%
180 - Plus
0.00%
0
0.00
0.00% 0.00
0.00
0.00
0.00% 0.00%
0.00 0 0.00% 0.00
0.00% 0.00%
0.00%
Total
33
588,931,681.16
600,628,000.00 33
Average
Minimum
Maximum
17,846,414.58
69.02 4.57% 1.68 70.73% 95.17% 18,200,848.48 119.00 4.57% 1.50
77.26% 90.51%
120,000,000.00 70.00
4.28%
4.95% 2.93 156.07% 100.00%
120,000,000.00 120.00
59.00
4.95% 2.72 75.00% 100.00%
2,163,410.03 9.00 0.09 54.71% 49.00% 2,200,000.00 4.28% 1.30 56.70% 67.00%
Current
Original
Summation Weighted Average
Summation
Weighted Average
Interest Only/Balloon
Cnt Balance % Term Rate DSCR LTV OCC OCC LTV DSCR Rate Term % Balance Cnt Terms
0 - 29
0.00%
0 0.00 0.00%
0.00
0.00
0.00
0.00% 0.00%
0.00 0 0.00% 0.00
0.00% 0.00%
0.00%
30 - 59
0.00%
0 0.00 0.00%
0.00
0.00
0.00
0.00% 0.00%
0.00 0 0.00% 0.00
0.00% 0.00%
0.00%
60 - 119
89.38%
8 139,827,000.00 100.00%
68.44
118.06
4.03
3.88% 80.26%
112,227,000.00 6 4.04% 3.07
87.09% 44.22%
27.08%
120 - 179
99.52%
0 0.00 0.00%
0.00
120.00
1.71
4.68% 19.74%
27,600,000.00 2 0.00% 0.00
0.00% 0.00%
61.05%
180 - Plus
0.00%
0
0.00
0.00% 0.00
0.00
0.00
0.00% 0.00%
0.00 0 0.00% 0.00
0.00% 0.00%
0.00%
Total
8
139,827,000.00
139,827,000.00 8
Average
Minimum
Maximum
17,478,375.00
68.44 4.04% 3.07 44.22% 91.38% 17,478,375.00 118.44 4.04% 3.57
44.22% 87.09%
48,000,000.00 70.00
3.53%
4.88% 5.02 69.98% 100.00%
48,000,000.00 120.00
118.00
4.88% 5.02 69.98% 100.00%
2,827,000.00 68.00 1.52 27.07% 71.00% 2,827,000.00 3.53% 1.51 27.07% 69.60%

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Distribution Of Property Types- Current Status
Summation
Weighted Average
OCC LTV DSCR Rate Term % Balance Cnt Property Types
Industrial
6
211,945,183.83
19.58%
69.11
4.47% 1.84
96.40%
71.63%
Lodging
12
185,597,693.37
17.14%
67.97
4.75% 2.52
77.57%
62.70%
Manufact Housing 1 1,181,545.03 0.11%
69.00
5.05% 1.65
98.00%
60.59%
Mixed Use 4 69,969,133.43 6.46%
68.95
4.18% 2.86
87.89%
49.97%
Multifamily 18 212,822,636.66 19.66%
69.34
4.70% 1.71
90.12%
81.01%
Office 7 53,172,799.00 4.91%
69.72
4.74% 1.55
88.02%
73.23%
Retail 28 323,212,080.46 29.85%
67.21 4.48%
1.76
91.71%
65.51%
Self Storage 6 19,769,142.71 1.83%
68.61 4.50%
1.59
84.61%
65.50%
Various 1 5,060,362.89 0.47%
70.00 4.76%
1.41
96.00%
47.81%
Total
83 1,082,730,577.38
Stratification - Property Types
Distribution Of Property Types- Closing Status
Summation
Weighted Average
OCC LTV DSCR Rate Term % Balance Cnt Property Types
Industrial
7 222,076,693.35 19.70% 119.14 4.47% 1.55
98.25%
48.34%
Lodging
12 196,164,660.87 17.40% 117.95 4.76% 2.03
73.64%
66.29%
Manufact Housing
1 1,298,015.60 0.12% 119.00 5.05% 1.19
100.00%
66.56%
Mixed Use
4 70,750,000.00 6.28% 118.96 4.18% 2.61
95.46%
43.32%
Multifamily
18 220,998,974.98 19.60% 119.33 4.69% 1.48
95.19%
70.61%
Office
7 56,419,126.55 5.00% 119.71 4.74% 1.66
94.55%
68.59%
Retail
28 333,163,340.88 29.55% 117.15 4.49% 2.02
96.19%
61.23%
Self Storage
6 20,689,622.45 1.84% 118.61 4.50% 1.53
87.55%
68.73%
Various
1 5,850,000.00 0.52% 120.00 4.76% 1.46
100.00%
55.27%
Total
84 1,127,410,434.68
Stratification - Property Types
Average
Minimum
Maximum
13,044,946.72 68.41 4.56% 1.96 66.18% 92.21%
13,421,552.79 118.40 4.57%
1.83
68.56% 89.36%
120,000,000.00 70.00
3.53%
5.61% 5.02 156.07% 100.00%
120,000,000.00 120.00
59.00
5.61% 5.02 75.00% 100.00%
0.00 0.00 0.09 0.00% 49.00% 1,298,015.60 3.53% 1.19 27.07% 55.30%

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Distribution by Geographic Location - Current Status
Summation
Weighted Average
OCC LTV DSCR Rate Term % Balance Cnt Geographic
Alabama 1 2,368,985.90 0.22% 70.00
5.08% 1.57 89.00%
59.22%
Arizona 3 47,116,036.99 4.35% 68.79
4.03% 3.63 87.02%
40.90%
California 13 136,499,557.57 12.61% 69.20
4.61% 1.91 90.59%
60.25%
Colorado 2 45,742,789.18 4.22% 69.00
4.61% 1.91 93.54%
67.08%
Florida 9 99,096,142.10 9.15% 69.55
4.73% 2.37 88.55%
63.85%
Georgia 4 26,097,448.49 2.41% 60.77
4.56% 2.25 80.19%
61.68%
Hawaii 1 48,000,000.00 4.43% 68.00
3.53% 3.12 90.00%
30.50%
Illinois 2 8,710,092.07 0.80% 68.27
4.51% 1.38 78.63%
62.52%
Indiana 1 2,896,492.46 0.27% 69.00
4.55% 1.50 100.00%
60.34%
Iowa 1 10,222,519.93 0.94% 70.00
4.77% 1.69 85.00%
65.11%
Kentucky 1 15,440,230.62 1.43% 69.00
4.62% 1.22 89.00%
69.24%
Louisiana 2 28,968,472.82 2.68% 68.42
4.50% 2.55 88.94%
64.25%
Maine 1 9,140,345.45 0.84% 69.00
4.78% 1.55 89.00%
63.61%
Michigan 4 16,492,969.53 1.52% 67.10
4.54% 1.72 93.99%
70.86%
Mississippi 1 4,893,133.13 0.45% 70.00
5.38% -0.06 68.00%
152.91%
Nevada 3 28,296,422.92 2.61% 69.82
4.68% 1.61 97.55%
63.89%
New Jersey 2 20,762,234.64 1.92% 69.26
4.70% 1.47 85.39%
68.34%
New York 2 14,565,931.76 1.35% 69.35
4.77% 1.31 96.65%
54.20%
North Carolina 3 47,182,595.00 4.36% 69.95
4.91% 2.26 76.76%
62.48%
Ohio 3 47,161,133.13 4.36% 55.23
4.73% 1.80 96.69%
71.53%
Oklahoma 1 7,203,442.92 0.67% 69.00
4.52% 1.61 92.10%
69.26%
Oregon 1 4,475,055.64 0.41% 69.00
4.65% 2.13 76.30%
50.14%
South Carolina 2 8,067,798.93 0.75% 70.00
5.02% 1.41 100.00%
65.97%
Tennessee 4 76,353,685.41 7.05% 69.93
4.77% 1.21 83.98%
105.95%
Texas 6 60,250,454.58 5.56% 69.00
4.68% 2.05 88.96%
70.44%
Utah 1 2,334,273.52 0.22% 70.00
4.75% 1.50 100.00%
48.83%
Various 4 201,222,929.91 18.58% 69.16
4.47% 1.84 95.76%
74.62%
Virginia 1 23,793,011.71 2.20% 70.00
4.54% 0.48 49.00%
122.02%
Washington 2 18,354,577.81 1.70% 69.00
4.46% 1.61 97.88%
69.40%
Wisconsin 2 21,021,813.26 1.94% 70.00
4.65% 1.27 92.82%
67.68%
Total 83 1,082,730,577.38
Stratification - Geographic Distribution
Distribution by Geographic Location - Closing Status
Summation Weighted Average
OCC LTV DSCR Rate Term % Balance Cnt Geographic
Alabama
1 2,600,000.00 0.23% 120.00 5.08% 1.51 83.90% 65.00%
Arizona
3 47,548,015.60 4.22% 118.79 4.04% 3.18 96.76% 30.42%
California
13 140,145,569.57 12.43% 119.21 4.61% 1.86 92.13% 61.64%
Colorado
2 46,400,000.00 4.12% 119.00 4.61% 1.46 94.76% 68.07%
Florida
9 104,208,972.87 9.24% 119.55 4.73% 1.75 85.91% 67.08%
Georgia
4 27,550,525.24 2.44% 110.58 4.56% 2.07 77.32% 64.97%
Hawaii
1 48,000,000.00
4.26% 118.00 3.53% 5.02
94.40% 11.23%
Illinois
2 9,469,126.55
0.84% 118.25 4.51% 1.76
100.00% 68.05%
Indiana
1 3,111,328.81
0.28% 119.00 4.55% 1.50
100.00% 64.82%
Iowa
1 10,750,000.00
0.95% 120.00 4.77% 1.67
100.00% 68.47%
Kentucky
1 16,000,000.00
1.42% 119.00 4.62% 1.56
87.60% 71.75%
Louisiana
2 31,146,815.08
2.76% 118.42 4.50% 1.82
79.03% 69.09%
Maine
1 9,789,036.57 0.87% 119.00 4.78% 1.30 97.90%
68.12%
Michigan
4 17,641,202.38 1.56% 117.09 4.54% 1.60 93.89%
72.22%
Mississippi
1 5,200,000.00 0.46% 120.00 5.38% 1.60 83.20%
70.75%
Nevada
3 29,057,386.06 2.58% 119.81 4.69% 1.47 97.01%
65.70%
New Jersey
2 21,500,000.00 1.91% 119.26 4.70% 1.47 85.37%
69.33%
New York
2 16,333,160.56 1.45% 119.36 4.77% 1.33 100.00%
60.57%
North Carolina
3 50,721,937.85 4.50% 119.95 4.91% 1.82 72.51%
67.13%
Ohio
3 48,773,199.43 4.33% 104.82 4.74% 1.55 96.48%
73.94%
Oklahoma
1 7,740,804.46 0.69% 119.00 4.52% 1.61 92.10%
74.43%
Oregon
1 5,187,501.38 0.46% 119.00 4.65% 2.13 76.30%
58.12%
South Carolina
2 8,500,000.00 0.75% 120.00 5.02% 1.42 100.00%
69.52%
Tennessee
5 84,193,077.81 7.47% 119.93 4.75% 1.53 93.72%
72.15%
Texas
6 62,583,610.72 5.55% 119.00 4.67% 1.56 91.76%
73.03%
Utah
1 2,500,000.00 0.22% 120.00 4.75% 1.66 100.00%
52.30%
Various
4 204,133,000.00 18.11% 119.16 4.48% 1.50 97.98%
49.31%
Virginia
1 24,850,000.00 2.20% 120.00 4.54% 1.30 100.00% 74.18%
Washington
2 19,231,163.74 1.71% 119.00 4.47% 1.57 98.00% 72.71%
Wisconsin
2 22,545,000.00 2.00% 120.00 4.65% 1.39 92.82% 72.59%
Total
84 1,127,410,434.68
Stratification - Geographic Distribution

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Distribution of Loan Seasoning
Summation
Weighted Average
OCC LTV DSCR Rate Term % Balance Cnt Terms
0 - 23
0
0.00
0.00%
0.00
0.00% 0.00
0.00%
0.00%
24 - 59
83
1,082,730,577.38
100.00%
68.41
4.56% 1.95
89.36%
68.56%
60 - 89 0 0.00 0.00%
0.00
0.00% 0.00
0.00%
0.00%
90 - 119 0 0.00 0.00%
0.00
0.00% 0.00
0.00%
0.00%
120 - plus 0 0.00 0.00%
0.00
0.00% 0.00
0.00%
0.00%
Total
83
1,082,730,577.38
Stratification - Financial Ratios and Other
Distribution of Debt Service Coverage Ratios (DSCRs)- Most Recent
Summation Weighted Average
OCC LTV Rate Term % Balance Cnt Ratios
0.0100 - 1.1999 8 83,821,940.48
7.74% 69.63 4.72% 69.99% 115.64%
1.2000 - 1.3999 6 83,014,229.96
7.67% 61.29 4.75% 94.74% 68.50%
1.4000 - 1.5999 19 182,679,437.20
16.87% 69.18 4.66% 94.92% 68.32%
1.6000 - 1.7999 11 113,383,414.98
10.47% 69.87 4.62% 96.07% 65.65%
1.8000 - 1.9999 6 193,058,518.12
17.83% 69.00 4.45% 94.01% 72.21%
2.0000 - 2.1999 13 105,823,803.40
9.77% 67.22 4.65% 93.46% 61.88%
2.2000 - plus 19 316,056,100.11
29.19% 69.00 4.42% 83.59% 55.97%
Total
83
1,082,730,577.38
Stratification - Financial Ratios and Other
Average
Minimum
Maximum
13,044,946.72 68.41 4.56%
1.96 68.56% 89.36%
120,000,000.00 70.00
3.53%
5.61%
5.02 156.07% 100.00%
0.00 0.00 0.09 0.00% 49.00% Max DSCR 5.02 0.09 Min DSCR
Distribution of Maturity Dates
Summation
Weighted Average
OCC LTV DSCR Rate Term % Balance Cnt Year
2020
2
15,281,613.73
1.41%
9.00
5.21% 1.60
89.36%
66.88%
2025
81
1,067,448,963.65
98.59%
69.26
4.55% 1.96
89.36%
68.58%
Total
83
1,082,730,577.38
Distribution of Loan-to-values (LTVs)
Summation Weighted Average
DSCR OCC Rate Term % Balance Cnt Ratios
0.0100 - 0.4999
6
93,091,767.98
8.60% 68.26 3.72% 88.70% 3.45
0.5000 - 0.5999
14
96,019,335.49
8.87% 67.15 4.67% 91.39% 1.97
0.6000 - 0.6999
46
515,681,944.23
47.63% 68.03 4.70% 88.51% 1.96
0.7000 - 0.7999
13
268,648,031.91
24.81% 69.18 4.47% 94.90% 1.86
0.8000 - 0.8999
1
49,232,486.71
4.55% 69.00 4.63% 100.00% 1.57
0.9000 - 0.9999
3
60,057,011.06
5.55% 70.00 4.83% 61.00% 0.24
Total 83 1,082,730,577.38
Max LTV
Min LTV 156.07% 0.00%
Distribution by Amortization Type
Summation
Weighted Average
OCC LTV DSCR Rate Term % Balance Cnt Amortization Type
Amortizing Balloon 42 353,971,896.22 32.69%
67.38
4.76% 1.95
88.35%
63.70%
Interest Only/Balloon 8 139,827,000.00 12.91%
68.44
4.04% 3.07
87.09%
44.22%
Interest Only/Amortizing/Balloon 33 588,931,681.16 54.39%
69.02
4.57% 1.68
90.51%
77.26%
Total
83
1,082,730,577.38
Distribution of Occupancy Percentages
Summation Weighted Average
DSCR LTV Rate Term % Balance Cnt Percentages
1% - 50%
16
174,754,163.54
16.14% 67.85 4.61% 0.77
1.49
50% - 60%
0
0.00
0.00% 0.00 0.00% 0.00
0.00
60% - 70%
1
5,242,699.62
0.48% 69.00 4.67% 0.56
2.54
70% - 80%
9
133,659,474.03
12.34% 69.38 4.83% 0.87
1.80
80% - 90%
57
769,074,240.19
71.03% 68.36 4.50% 0.63
2.08
Total
83
1,082,730,577.38
Max Occ
Min Occ
100.00
49.00

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Liquidation Components (time of resolution)
Investor
No.
Subsequent Adjustments
Adjustment
Date
Minor
Adjustment
Cumulative
Adjustments
Cumulative
Adjusted Loss
Period
Liquidation
Proceeds
Liquidation
Expense
Net Liquidation
Proceeds
Realized Loss
to Trust
Expense to
the Trust
Liquidation
Sales Price
Most Recent
Appraisal
Beginning
Balance
Totals
Historical Loss Liquidation

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Liquidation Summary
Investor
No.
Cash Adjustment
Cash
Recovery (9)
Curr Certificate
Writedown Adj.(10)
Period
Certificate Level
Prior Certificate
Writedown (3)
OC, Credit
Support (4)
Shortfalls/
Excesses (5)
Modification,
ARA Adjs (6)
Subseq Claims
Recoveries (7)
Curr Certificate
Writedown (8)
Beginning
Balance (1)
Aggregate
Loss (2)
Loan Status Code
6 Modification Adjustments/Appraisal Reduction Adjustments
7 Additional (Recoveries) Expenses applied to Realized Losses
8 Realized Loss Applied to Certificates to Date ((3) -(4) - (5) - (6) + (7))
9 Recoveries of Realized Losses Paid as Cash
10 Recoveries/Realized Losses applied to Certificate Interest
1 Current Scheduled Beginning Balance of the Loan at Liquidation
2 Aggregate Realized Loss on Loans
3 Prior Realized Loss Applied to Certificates
4 Amounts covered by Overcollaterization and other Credit Supports
5 Interest (Shortages)/Excesses applied to Realized Losses
Note: In the initial period, the Realized Loss Applied to certificates to Date will equal Aggregate Realized Loss on Loans ( - (4) - (5) -(6) +(7)) versus ( (3) - (4) - (5) -(6) +(7))
Historical Bond/Collateral Realized Loss Reconciliation

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Principal Components
Begin Bal
Current P&I
Principal Ending Bal
Interest
Rate Accrual Interest PTD
Investor
No.
Static
Prop
Type State
Amort
Type
Cutoff
Maturity
Financial
Most Recent Cutoff
DSCR
LTV
Phy
Occ %
Current Status
Loan
Status
DSCR LTV
Phy
Occ %
Rsln
Strgy Dfsd
1 120,000,000.00 0.00 120,000,000.00 430,600.00 IN Var 5 1.95 74.4% 1.45 74.4% 4.3060% Act/360 10/1/2019 7/1/2025 94.0% 97.7% 0
2 48,730,000.16 76,889.17 48,653,110.99 199,468.13 LO FL 2 2.51 64.4% 1.72 68.9% 4.9120% Act/360 10/6/2019 8/6/2025 88.0% 84.1% 0
3 49,302,567.00 70,080.29 49,232,486.71 190,225.74 IN Var 5 1.57 81.0% 1.57 68.7% 4.6300% Act/360 7/6/2019 7/6/2025 100.0% 100.0% 2 6
4 48,000,000.00 0.00 48,000,000.00 141,200.00 RT HI 3 3.12 30.5% 5.02 30.5% 3.5300% Act/360 10/1/2019 6/1/2025 90.0% 94.4% 0
5 35,810,864.67 55,268.52 35,755,596.15 150,668.24 LO NC 2 2.33 62.9% 1.82 67.2% 5.0488% Act/360 10/6/2019 8/6/2025 70.0% 63.8% 0
6 33,389,736.47 46,947.29 33,342,789.18 125,628.88 RT CO 5 1.94 67.6% 1.52 69.0% 4.5150% Act/360 10/6/2019 7/6/2025 93.0% 94.6% 0
7 31,411,542.68 40,676.46 31,370,866.22 129,664.23 MF TN 5 0.09 156.1% 1.33 71.7% 4.9535% Act/360 3/6/2018 8/6/2025 69.0% 96.4% 6 7
8 28,000,000.00 0.00 28,000,000.00 82,366.67 MU AZ 3 5.02 27.1% 4.32 27.1% 3.5300% Act/360 10/1/2019 6/1/2025 84.0% 95.6% 0
9 26,133,163.55 37,955.93 26,095,207.62 101,266.01 RT TN 5 1.39 71.5% 1.50 74.0% 4.6500% Act/360 10/1/2019 8/1/2025 99.0% 95.0% 0
10 23,829,344.78 36,333.07 23,793,011.71 90,213.93 RT VA 5 0.48 122.0% 1.30 74.2% 4.5430% Act/360 9/6/2018 8/6/2025 49.0% 100.0% 6 7
11 22,934,157.98 39,578.47 22,894,579.51 84,378.59 LO LA 2 2.84 64.9% 1.94 69.8% 4.4150% Act/360 10/1/2019 6/1/2025 86.0% 73.5% 0
12 23,600,000.00 0.00 23,600,000.00 91,469.67 RT CA 3 1.68 62.1% 1.68 62.1% 4.6510% Act/360 10/6/2019 8/6/2025 100.0% 100.0% 0
13 23,110,855.73 32,096.92 23,078,758.81 87,792.36 RT NV 5 1.61 63.0% 1.45 64.1% 4.5585% Act/360 10/6/2019 8/6/2025 97.0% 96.7% 0
14 22,126,429.73 30,802.74 22,095,626.99 83,803.85 RT OH 5 1.65 73.7% 1.43 75.0% 4.5450% Act/360 10/6/2019 8/6/2025 98.0% 100.0% 0
15 19,138,252.18 31,688.17 19,106,564.01 73,538.73 MF WI 2 1.34 68.7% 1.34 73.7% 4.6110% Act/360 10/6/2019 8/6/2025 92.1% 92.1% 0
16 19,992,210.13 26,923.27 19,965,286.86 79,302.43 MF TX 5 1.83 73.4% 1.30 74.8% 4.7600% Act/360 10/6/2019 7/6/2025 95.0% 96.9% 0
17 18,640,639.92 31,073.08 18,609,566.84 71,455.79 IN CA 2 2.08 52.1% 1.66 55.9% 4.6000% Act/360 10/6/2019 7/6/2025 100.0% 100.0% 0
18 19,036,857.88 26,308.99 19,010,548.89 78,360.47 MF Var 5 2.05 66.0% 1.58 68.2% 4.9395% Act/360 10/6/2019 8/6/2025 93.0% 93.1% 0
19 17,958,630.16 24,138.20 17,934,491.96 70,996.45 MU AZ 5 1.59 61.2% 1.58 62.3% 4.7440% Act/360 10/6/2019 8/6/2025 91.0% 98.3% 0
20 17,430,466.99 24,572.39 17,405,894.60 65,364.25 MU CA 5 1.15 71.9% 1.32 73.3% 4.5000% Act/360 10/6/2019 7/6/2025 89.0% 93.2% 0
21 17,250,000.00 0.00 17,250,000.00 66,484.37 LO CA 3 2.93 62.5% 2.56 62.5% 4.6250% Act/360 10/6/2019 6/6/2025 71.0% 69.6% 0
22 15,462,912.86 22,682.24 15,440,230.62 59,532.21 RT KY 5 1.22 69.2% 1.56 71.7% 4.6200% Act/360 10/6/2019 7/6/2025 89.0% 87.6% 0
23 14,051,515.70 22,278.73 14,029,236.97 57,166.25 IN CA 2 1.55 49.9% 2.02 53.4% 4.8820% Act/360 10/6/2019 8/6/2025 97.0% 98.5% 0
24 13,668,088.48 20,364.64 13,647,723.84 51,255.33 MF OH 5 2.38 69.6% 1.79 72.1% 4.5000% Act/360 10/1/2019 8/1/2025 96.0% 91.9% 0
25 13,000,921.68 21,027.37 12,979,894.31 51,548.65 RT Var 2 1.60 65.0% 1.60 69.6% 4.7580% Act/360 10/6/2019 8/6/2025 100.0% 100.0% 0
26 13,090,719.38 18,066.43 13,072,652.95 53,971.95 OF NJ 5 1.49 69.6% 1.49 69.6% 4.9475% Act/360 10/6/2019 8/6/2025 89.2% 89.2% 0
27 13,019,488.24 20,125.28 12,999,362.96 46,761.66 RT WA 5 1.41 69.9% 1.53 72.6% 4.3100% Act/360 10/6/2019 7/6/2025 97.0% 100.0% 0
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
Resolution Strategy Code
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 TBD
98 Other
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
Loan Status Code Property Type Code Amortization Type
3 90 Days Delinquent
4 Matured Balloon
5 Non Performing
Matured Balloon
6 121+ Days
Delinquent
MF Multi-Family
RT Retail
HC Health Care
IN Industrial
WH Warehouse
MH Mobile Home Park
OF
Office
MU Mixed Use
1 Fully Amortizing
2 Amortizing Balloon
3 Interest Only/Balloon
4 Interest Only/Amortizing
5 Interest Only/Amortizing/Balloon
6 Principal Only
7 Hyper-Amortization
98 Other
LO Lodging
SS Self Storage
98 Other
SE Securities
CH
Cooperative
Housing
ZZ
Missing
Information
SF Single Family
Loan Level Detail

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Principal Components
Begin Bal
Current P&I
Principal Ending Bal
Interest
Rate Accrual Interest PTD
Investor
No.
Static
Prop
Type State
Amort
Type
Cutoff
Maturity
Financial
Most Recent Cutoff
DSCR LTV
Phy
Occ %
Current Status
Loan
Status
DSCR LTV
Phy
Occ %
Rsln
Strgy Dfsd
28 13,400,000.00 0.00 13,400,000.00 51,980.83 MF TN 5 2.93 72.6% 1.46 72.6% 4.6550% Act/360 10/6/2019 8/6/2025 94.0% 96.5% 0
29 12,450,000.00 0.00 12,450,000.00 47,102.50 LO CA 3 2.37 62.6% 2.80 62.6% 4.5400% Act/360 10/6/2019 6/6/2025 73.0% 81.1% 0
30 12,400,000.00 0.00 12,400,000.00 50,271.67 MF CO 5 1.85 65.6% 1.30 65.6% 4.8650% Act/360 10/6/2019 7/6/2025 95.0% 95.2% 0
31 11,434,601.32 16,819.02 11,417,782.30 51,217.49 RT OH 2 1.40 69.7% 1.48 74.1% 5.3750% Act/360 10/6/2019 7/6/2020 95.0% 95.3% 0
32 11,020,887.71 17,909.34 11,002,978.37 43,716.19 LO TX 2 2.23 64.7% 1.85 69.3% 4.7600% Act/360 10/1/2019 7/1/2025 74.0% 74.8% 0
33 10,461,726.72 17,913.93 10,443,812.79 38,621.21 MF TX 2 2.04 69.4% 1.66 74.7% 4.4300% Act/360 10/6/2019 7/6/2025 91.0% 99.3% 0
34 10,342,478.61 17,937.21 10,324,541.40 38,353.36 MF MI 2 1.51 74.6% 1.51 74.6% 4.4500% Act/360 10/6/2019 4/6/2025 91.3% 91.3% 0
35 10,800,000.00 0.00 10,800,000.00 41,985.00 MF TX 5 2.43 74.5% 1.49 74.5% 4.6650% Act/360 10/6/2019 7/6/2025 92.0% 94.7% 0
36 10,238,028.48 15,508.55 10,222,519.93 40,704.69 OF IA 5 1.69 65.1% 1.67 68.5% 4.7710% Act/360 8/6/2019 8/6/2025 85.0% 100.0% 1 0
37 10,575,635.27 13,627.79 10,562,007.48 41,156.85 LO FL 5 2.22 62.5% 1.99 62.7% 4.6700% Act/360 10/6/2019 7/6/2025 72.0% 67.0% 0
38 10,550,000.00 0.00 10,550,000.00 39,070.17 MF FL 5 2.49 72.3% 1.46 72.3% 4.4440% Act/360 10/6/2019 8/6/2025 97.0% 93.8% 0
39 9,817,342.34 16,209.86 9,801,132.48 38,124.01 RT FL 2 2.01 66.7% 1.62 71.5% 4.6600% Act/360 10/1/2019 7/1/2025 90.0% 90.0% 0
40 9,527,670.08 22,101.21 9,505,568.87 37,912.19 MF NY 2 1.26 57.6% 1.25 63.5% 4.7750% Act/360 10/6/2019 7/6/2025 97.0% 100.0% 0
41 9,055,583.14 21,662.28 9,033,920.86 33,807.51 OF NC 2 2.12 59.0% 1.88 65.4% 4.4800% Act/360 8/6/2019 8/6/2025 100.0% 100.0% 1 0
42 9,155,177.83 14,832.38 9,140,345.45 36,460.50 MF ME 2 1.55 63.6% 1.30 68.1% 4.7790% Act/360 10/6/2019 7/6/2025 89.0% 97.9% 0
43 9,044,056.04 13,361.21 9,030,694.83 34,292.05 RT GA 5 1.53 72.2% 1.47 74.8% 4.5500% Act/360 10/6/2019 8/6/2025 100.0% 100.0% 0
44 7,972,303.61 12,081.00 7,960,222.61 29,231.78 LO GA 5 2.92 54.7% 2.72 56.7% 4.4000% Act/360 10/6/2019 8/6/2025 72.0% 69.4% 0
45 7,701,608.44 12,026.75 7,689,581.69 27,469.07 SS NJ 5 1.43 66.2% 1.43 68.9% 4.2800% Act/360 10/1/2019 6/1/2025 78.9% 78.9% 0
46 7,295,051.61 12,590.11 7,282,461.50 26,626.94 MF FL 2 2.48 44.1% 2.48 47.5% 4.3800% Act/360 10/6/2019 7/6/2025 95.0% 95.0% 0
47 7,215,624.33 12,181.41 7,203,442.92 27,178.85 MF OK 2 1.61 69.3% 1.61 74.4% 4.5200% Act/360 10/1/2019 7/1/2025 92.1% 92.1% 0
48 7,251,320.78 10,840.72 7,240,480.06 27,071.60 OF CA 5 2.01 68.0% 1.60 70.4% 4.4800% Act/360 10/6/2019 8/6/2025 100.0% 90.1% 0
49 6,637,983.71 9,236.84 6,628,746.87 25,155.19 MU CA 5 1.64 58.7% 1.65 59.7% 4.5475% Act/360 10/6/2019 8/6/2025 93.0% 93.1% 0
50 6,284,904.69 9,379.22 6,275,525.47 23,518.64 RT CA 5 2.13 58.6% 1.45 60.7% 4.4905% Act/360 10/6/2019 8/6/2025 91.0% 90.0% 0
51 6,083,648.86 9,755.55 6,073,893.31 24,392.90 IN LA 2 1.44 62.0% 1.37 66.3% 4.8115% Act/360 10/6/2019 8/6/2025 100.0% 100.0% 0
52 5,913,519.65 9,130.75 5,904,388.90 24,866.35 RT SC 2 1.50 65.8% 1.46 70.2% 5.0460% Act/360 10/6/2019 8/6/2025 100.0% 100.0% 0
53 5,432,764.34 5,432,764.34 0.00 20,248.37 IN TN 2 1.78 0.0% 1.93 68.2% 4.4725% Act/360 10/6/2019 8/6/2025 84.0% 87.1% 0
54 5,527,675.27 9,199.77 5,518,475.50 21,235.49 OF IL 2 1.57 61.3% 1.78 65.8% 4.6100% Act/360 10/1/2019 7/1/2025 79.0% 100.0% 0
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
Resolution Strategy Code
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 TBD
98 Other
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
Loan Status Code Property Type Code Amortization Type
3 90 Days Delinquent
4 Matured Balloon
5 Non Performing
Matured Balloon
6 121+ Days
Delinquent
MF Multi-Family
RT Retail
HC Health Care
IN Industrial
WH Warehouse
MH Mobile Home Park
OF
Office
MU Mixed Use
1 Fully Amortizing
2 Amortizing Balloon
3 Interest Only/Balloon
4 Interest Only/Amortizing
5 Interest Only/Amortizing/Balloon
6 Principal Only
7 Hyper-Amortization
98 Other
LO Lodging
SS Self Storage
98 Other
SE Securities
CH
Cooperative
Housing
ZZ
Missing
Information
SF Single Family

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Principal Components
Begin Bal
Current P&I
Principal Ending Bal
Interest
Rate Accrual Interest PTD
Investor
No.
Static
Prop
Type State
Amort
Type
Cutoff
Maturity
Financial
Most Recent Cutoff
DSCR LTV
Phy
Occ %
Current Status
Loan
Status
DSCR LTV
Phy
Occ %
Rsln
Strgy Dfsd
55 5,496,818.18 9,206.61 5,487,611.57 20,933.72 LO TN 2 2.50 64.6% 2.50 69.3% 4.5700% Act/360 10/6/2019 7/6/2025 73.7% 73.7% 0
56 5,078,055.97 17,693.08 5,060,362.89 20,142.96 XX NY 2 1.41 47.8% 1.46 55.3% 4.7600% Act/360 10/1/2019 8/1/2025 96.0% 100.0% 0
57 5,255,048.16 12,348.54 5,242,699.62 20,455.27 LO GA 2 2.54 56.4% 2.04 62.3% 4.6710% Act/360 9/6/2019 7/6/2025 64.0% 55.3% B 0
58 5,363,827.27 8,612.42 5,355,214.85 21,611.75 RT WA 2 2.12 68.2% 1.67 73.0% 4.8350% Act/360 10/6/2019 7/6/2025 100.0% 93.3% 0
59 5,220,064.37 8,687.81 5,211,376.56 20,053.75 RT TX 2 2.08 65.1% 1.84 69.9% 4.6100% Act/360 10/1/2019 7/1/2025 81.0% 83.8% 0
60 5,014,055.14 7,671.83 5,006,383.31 18,510.22 MF FL 5 2.62 68.6% 1.51 71.4% 4.4300% Act/360 10/1/2019 6/1/2025 97.0% 98.7% 0
61 4,900,299.85 7,166.72 4,893,133.13 21,961.51 OF MS 2 -0.06 152.9% 1.60 70.7% 5.3780% Act/360 6/6/2018 8/6/2025 68.0% 83.2% 6 7
62 4,490,973.41 15,917.77 4,475,055.64 17,402.52 LO OR 2 2.13 50.1% 2.13 58.1% 4.6500% Act/360 10/1/2019 7/1/2025 76.3% 76.3% 0
63 3,872,237.41 8,405.98 3,863,831.43 15,263.07 LO GA 5 2.19 58.5% 2.19 63.0% 4.7300% Act/360 10/1/2019 7/1/2020 72.7% 72.7% 0
64 4,150,000.00 0.00 4,150,000.00 15,078.33 RT CA 5 1.48 61.9% 1.42 61.9% 4.3600% Act/360 10/1/2019 6/1/2025 100.0% 100.0% 0
65 4,000,000.00 0.00 4,000,000.00 16,263.33 IN CA 3 2.13 54.8% 1.86 54.8% 4.8790% Act/360 10/6/2019 8/6/2025 100.0% 96.7% 0
66 3,656,108.05 5,665.97 3,650,442.08 15,401.36 RT NV 2 1.96 70.2% 1.57 74.9% 5.0550% Act/360 10/6/2019 7/6/2025 100.0% 97.6% 0
67 3,700,000.00 0.00 3,700,000.00 14,268.12 SS FL 3 1.91 59.9% 1.91 59.9% 4.6275% Act/360 10/6/2019 7/6/2025 89.1% 89.1% 0
68 3,199,531.40 7,914.83 3,191,616.57 11,598.30 OF IL 2 1.04 64.6% 1.73 71.8% 4.3500% Act/360 10/1/2019 5/1/2025 78.0% 100.0% 0
69 2,901,367.37 4,874.91 2,896,492.46 11,001.02 RT IN 2 1.50 60.3% 1.50 64.8% 4.5500% Act/360 10/1/2019 7/1/2025 100.0% 100.0% 0
70 2,827,000.00 0.00 2,827,000.00 11,404.59 RT TX 3 1.52 70.0% 1.51 70.0% 4.8410% Act/360 9/6/2019 7/6/2025 100.0% 100.0% B 0
71 2,449,461.85 4,025.16 2,445,436.69 9,573.31 SS CA 2 1.79 69.9% 1.51 74.9% 4.6900% Act/360 10/1/2019 7/1/2025 82.0% 99.8% 0
72 2,507,104.27 3,766.74 2,503,337.53 9,422.53 RT MI 5 2.02 71.1% 1.62 73.9% 4.5100% Act/360 10/1/2019 6/1/2025 100.0% 100.0% 0
73 2,374,255.65 5,269.75 2,368,985.90 10,051.02 RT AL 2 1.57 59.2% 1.51 65.0% 5.0800% Act/360 10/6/2019 8/6/2025 89.0% 83.9% 0
74 2,418,792.33 4,122.26 2,414,670.07 8,989.84 RT CA 2 1.04 34.9% 2.01 37.5% 4.4600% Act/360 10/1/2019 7/1/2025 72.0% 100.0% 0
75 2,397,131.22 4,053.23 2,393,077.99 9,009.22 SS NC 2 1.72 68.4% 1.51 73.5% 4.5100% Act/360 10/1/2019 7/1/2025 90.0% 94.8% 0
76 2,338,059.88 3,786.36 2,334,273.52 9,254.82 RT UT 2 1.50 48.8% 1.66 52.3% 4.7500% Act/360 10/1/2019 8/1/2025 100.0% 100.0% 0
77 2,114,137.95 3,412.79 2,110,725.16 8,403.70 MF MI 2 2.48 59.8% 2.00 64.0% 4.7700% Act/360 10/1/2019 8/1/2025 98.0% 97.5% 0
78 2,095,691.00 3,521.20 2,092,169.80 7,946.16 SS FL 2 1.45 64.1% 1.45 68.8% 4.5500% Act/360 10/1/2019 7/1/2025 86.0% 86.0% 0
79 2,166,221.95 2,811.92 2,163,410.03 8,917.61 RT SC 5 1.18 66.6% 1.32 67.7% 4.9400% Act/360 10/6/2019 8/6/2025 100.0% 100.0% 0
80 1,918,238.09 2,988.84 1,915,249.25 7,976.67 RT WI 2 0.53 57.2% 1.85 61.0% 4.9900% Act/360 9/6/2019 8/6/2025 100.0% 100.0% B 0
81 1,556,859.20 2,493.76 1,554,365.44 6,292.31 MF MI 2 1.60 60.5% 1.60 64.7% 4.8500% Act/360 10/1/2019 7/1/2025 96.7% 96.7% 0
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
Resolution Strategy Code
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 TBD
98 Other
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
Loan Status Code Property Type Code Amortization Type
3 90 Days Delinquent
4 Matured Balloon
5 Non Performing
Matured Balloon
6 121+ Days
Delinquent
MF Multi-Family
RT Retail
HC Health Care
IN Industrial
WH Warehouse
MH Mobile Home Park
OF
Office
MU Mixed Use
1 Fully Amortizing
2 Amortizing Balloon
3 Interest Only/Balloon
4 Interest Only/Amortizing
5 Interest Only/Amortizing/Balloon
6 Principal Only
7 Hyper-Amortization
98 Other
LO Lodging
SS Self Storage
98 Other
SE Securities
CH
Cooperative
Housing
ZZ
Missing
Information
SF Single Family

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Principal Components
Begin Bal
Current P&I
Principal Ending Bal
Interest
Rate Accrual Interest PTD
Investor
No.
Static
Prop
Type State
Amort
Type
Cutoff
Maturity
Financial
Most Recent Cutoff
DSCR LTV
Phy
Occ %
Current Status
Loan
Status
DSCR LTV
Phy
Occ %
Rsln
Strgy Dfsd
82 1,569,441.79 2,219.76 1,567,222.03 7,339.76 RT NV 2 0.81 62.7% 1.45 66.5% 5.6120% Act/360 10/6/2019 7/6/2025 100.0% 100.0% 0
83 1,451,163.92 2,287.38 1,448,876.54 5,986.05 SS FL 2 1.29 65.9% 1.36 70.4% 4.9500% Act/360 10/1/2019 7/1/2025 97.0% 98.0% 0
84 1,184,199.12 2,654.09 1,181,545.03 4,983.50 MH AZ 2 1.65 60.6% 1.19 66.6% 5.0500% Act/360 10/1/2019 7/1/2025 98.0% 100.0% 0
1,089,375,103.98 6,644,526.60 1,082,730,577.38 4,141,752.56
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
Resolution Strategy Code
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 TBD
98 Other
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
Loan Status Code Property Type Code Amortization Type
3 90 Days Delinquent
4 Matured Balloon
5 Non Performing
Matured Balloon
6 121+ Days
Delinquent
MF Multi-Family
RT Retail
HC Health Care
IN Industrial
WH Warehouse
MH Mobile Home Park
OF
Office
MU Mixed Use
1 Fully Amortizing
2 Amortizing Balloon
3 Interest Only/Balloon
4 Interest Only/Amortizing
5 Interest Only/Amortizing/Balloon
6 Principal Only
7 Hyper-Amortization
98 Other
LO Lodging
SS Self Storage
98 Other
SE Securities
CH
Cooperative
Housing
ZZ
Missing
Information
SF Single Family

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Status/Resolutions
Remaining
Life
Investor
No.
Static
Prop
Type State
Amort
Type
Cutoff
Maturity
Financial
Most Recent Cutoff
Paid Through
Date
Loan
Status
Spec Serv
Trans Date
Resoln
Strategy
Balance/Rate/Terms
Scheduled
Balance
Actual
Balance
Note
Rate
Amort DSCR LTV DSCR LTV
Phy
Occ %
Phy
Occ %
3 2 49,232,486.71 49,429,287.53 7/6/2019 4.63% 69 IN XX 5 07/06/2025 1.5700 100.00% 100.00% 4/17/2019 6 1.5700 280 81.01% 68.66%
7 6 31,370,866.22 31,900,000.00 3/6/2018 4.95% 70 MF TN 5 08/06/2025 0.0942 96.40% 69.00% 6/11/2018 7 1.3300 274 156.07% 71.69%
10 6 23,793,011.71 24,437,251.10 9/6/2018 4.54% 70 RT VA 5 08/06/2025 0.4849 100.00% 49.00% 2/20/2018 7 1.3000 286 122.02% 74.18%
61 6 4,893,133.13 4,999,051.34 6/6/2018 5.38% 70 OF MS 2 08/06/2025 -0.0581 83.20% 68.00% 11/15/2017 7 1.6000 310 152.91% 70.75%
109,289,497.77 110,765,589.97
0.00 0.00 Loan Status (0,A,B)
Total
Resolution Strategy Code
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 TBD
98 Other
Loan Status Code
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
5 Non Performing
Matured Balloon
6 121+ Days Delinquent
Property Type Code
OF Office
MU Mixed Use
LO
Lodging
SS Self Storage
98 Other
SE Securities
MF Multi-Family
RT Retail
HC Health Care
IN Industrial
WH Warehouse
MH Mobile Home Park
CH Cooperative Housing
ZZ Missing Information
SF Single Family
Specially Serviced Loan Detail

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Status/Resolutions
Investor
No.
Description
Paid Through
Date
Loan
Status
Spec Serv
Trans Date
Resoln
Strategy
3 6 07/06/2019 2
The loan is secured by 3 industrial properties located in Omaha, NE (535M s.f.), De Pere, WI (494M s.f.), and Boise, ID (347M s.f.). The former sole tenant
(Shopko) filed for bankruptcy in Jan. 2019, vacated the properties, and made their last rent payments in May 2019. The special servicer approved a new lease for the Boise property that commenced in June 2019. As of September 2019, the portfoliois ab out 25% leased. However, the tenant in the Boise property is now in default for missed rent payments. All 3 properties were inspected in 5/19 and rated 'good' overall. The borrower did not make the August or September debt service paymentsand a defa ult letter was issued. The borrower is still working to lease the Omaha and De Pere buildings. The special servicer is reviewing proposals presented by the borrower. The exercise of remedies is being evaluated along with a potential early payoff.
4/17/2019
7 7 03/06/2018 6
The subject is a 576-bed student housing property located in Johnson City, TN near the campus of East Tennessee State University. A Receiver - IVL Group - was
appointed on 7/01/18. The most recent inspection was performed in February 2019 and the p roperty was found to be in a good condition with deferred maintenance including needing a new roof. Tarantino Properties has replaced Landmark as property manager. The property foreclosed in February 2019 and the
Trust has taken title. ThePM ha s replaced the roof and hallway flooring, and has painted the common hallways to bring the property up to the market standard.
The property also has a new bus, a package delivery system, a new exterior landscaping stairway and new pool furniture. Occupancy is currently 57% as of
September 2019. The property has begun renewing students for the 2020/2021 school year and will begin pre-leasing in December. The property will be stabilized.
6/11/2018
10 7 09/06/2018 6
The subject property is a 155,309 SF retail property, located in Woodbridge, VA. Current occupancy as of September, 2019, is 49%. The remaining 51% was vacated by Gander Mountain in late 2017 after the lease was rejected in bankruptcy. The subject i s located in a dense retail corridor next to a strong mall, with major national credit tenants in the immediate vicinity. Submarket occupancy is 94%, with a recent downward trend due to negative absorption and retail bankruptcies. Market rent is pro jected at $12-$15 psf. Foreclosure took place on 6/28/2018. The most recent inspection was performed in March 2019 and the property was found to be in a good condition. The Special Servicer is marketing the property for lease and is evaluating sever al prospects.
2/20/2018
61 7 06/06/2018 6
The subject property is a 93,634 SF office property, located in Jackson, MS. Office square footage is 88,185 SF, with the remainder representing storage space.
Current occupancy as of August 2019 is 58%, of which 15% represents former-Borrower affili ate tenancy. One short-term tenant represents 19% of NRA and is expected to vacate in mid-2020. This is below the Jackson, MS office market average, which has overall occupancy of ~93% per CoStar. Market rents are approximately $14 psf but remain sof t. Foreclosure took place on 5/18/2018. The asset was marketed for sale in December, 2018, but generated few bids. Asset strategy is under evaluation. The property was inspected in April, 2019 and was found to be in overall good condition with some d eferred maintenance.
11/15/2017
Specially Serviced Loan Comments

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
ASER
Investor
No.
Appraisal Reduction Components
Scheduled
Balance
Appraisal
Reduction Amt
Actual
Balance
Status/Resolutions
PTD
Loan
Status
Appraisal
Redn Date
Resoln
Strategy
Most Recent Cutoff
DSCR LTV
Phy
Occ % DSCR LTV
Phy
Occ %
Static
Prop
Type State
Amort
Type
Cutoff
Maturity
MF TN 08/06/2025 03/06/2018 7 31,370,866.22 17,160,985.34 7 6 31,900,000.00 70,481.60 5 0.09 1.33 69.00% 96.40% 156.07% 71.69% 10/08/2019
OF MS 08/06/2025 06/06/2018 61 4,893,133.13 2,754,979.19 7 6 4,999,051.34 12,289.50 2 -0.06 1.60 68.00% 83.20% 152.91% 70.75% 10/08/2019
RT VA 08/06/2025 09/06/2018 10 23,793,011.71 7,606,631.63 7 6 24,437,251.10 28,638.97 5 0.48 1.30 49.00% 100.00% 122.02% 74.18% 10/08/2019
60,057,011.06 27,522,596.16 111,410.07 61,336,302.44
Resolution Strategy Code
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 TBD
98 Other
Loan Status Code
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
5 Non Performing
Matured Balloon
6 121+ Days Delinquent
Property Type Code
OF Office
MU Mixed Use
LO
Lodging
SS Self Storage
98 Other
SE Securities
MF Multi-Family
RT Retail
HC Health Care
IN Industrial
WH Warehouse
MH Mobile Home Park
CH Cooperative Housing
ZZ Missing Information
SF Single Family
Appraisal Reduction Detail

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Status/Resolutions
Investor
No.
Description
PTD
Loan
Status
Appraisal
Redn Date
Resoln
Strategy
7 7 03/06/2018 6
The subject is a 576-bed student housing property located in Johnson City, TN near the campus of East Tennessee State University. A Receiver - IVL Group - was
appointed on 7/01/18. The most recent inspection was performed in February 2019 and the p roperty was found to be in a good condition with deferred maintenance including needing a new roof. Tarantino Properties has replaced Landmark as property manager. The property foreclosed in February 2019 and the
Trust has taken title. ThePM ha s replaced the roof and hallway flooring, and has painted the common hallways to bring the property up to the market standard.
The property also has a new bus, a package delivery system, a new exterior landscaping stairway and new pool furniture. Occupancy is currently 57% as of
September 2019. The property has begun renewing students for the 2020/2021 school year and will begin pre-leasing in December. The property will be stabilized.
10/8/2019
10 7 09/06/2018 6
The subject property is a 155,309 SF retail property, located in Woodbridge, VA. Current occupancy as of September, 2019, is 49%. The remaining 51% was vacated by Gander Mountain in late 2017 after the lease was rejected in bankruptcy. The subject i s located in a dense retail corridor next to a strong mall, with major national credit tenants in the immediate vicinity. Submarket occupancy is 94%, with a recent downward trend due to negative absorption and retail bankruptcies.
Market rent is pro jected at $12-$15 psf. Foreclosure took place on 6/28/2018. The most recent inspection was performed in March 2019 and the property was found to be in a good condition. The Special Servicer is marketing the property for lease and is evaluating sever al prospects.
10/8/2019
61 7 06/06/2018 6
The subject property is a 93,634 SF office property, located in Jackson, MS. Office square footage is 88,185 SF, with the remainder representing storage space.
Current occupancy as of August 2019 is 58%, of which 15% represents former-Borrower affili ate tenancy. One short-term tenant represents 19% of NRA and is expected to vacate in mid-2020. This is below the Jackson, MS office market average, which has overall occupancy of ~93% per CoStar. Market rents are approximately $14 psf but remain sof t. Foreclosure took place on 5/18/2018. The asset was marketed for sale in December, 2018, but generated few bids. Asset strategy is under evaluation. The property was inspected in April, 2019 and was found to be in overall good condition with some d eferred maintenance.
10/8/2019
Appraisal Reduction Comments

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Rate
Investor
No.
Description
Date
Modification Components
Type
Modification
Balance P&I Amount
Modification Terms
P&I Amount
Maturity Rate Balance
Cutoff/Current
Maturity
Modification Type
1 Maturity Date
2 Amortization Change
3 Principal Write-off
5 Temporary Rate Reduction
6 Capitalization of Interest
7 Capitalization on Taxes
8 Other
9 Combination
10 Forbearance
Modifications/Extensions Detail/Description

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Investor
No.
Date
Appraisal Information
Type
REO
Scheduled
Balances
Actual
Most Recent
Appraisal
Appraisal
Date
Cutoff
Maturity
Amort
Type State
Prop
Type
Static Liquidation Detail
Type
Appraisal
Redn Amt
Liquidation
Date
Net Liquidation
Proceeds
Realized
Loss DSCR
7 17,160,985.34 MF TN 02/05/2019 31,900,000.00 20,100,000.00 5 0.00 0.00 31,411,542.68 NA 08/06/2025 10/08/2019 0.09
61 2,754,979.19 OF MS 05/18/2018 4,999,051.34 3,200,000.00 2 0.00 0.00 4,900,299.85 NA 08/06/2025 10/08/2019 -0.06
10 7,606,631.63 RT VA 06/28/2018 24,437,251.10 19,500,000.00 5 0.00 0.00 23,829,344.78 NA 08/06/2025 10/08/2019 0.48
0.00
0.00
42,800,000.00
61,336,302.44
60,141,187.31
27,522,596.16
REO Type
4 Final Recovery REO
5 Permitted Purchase of REO
1 Paid-in-Full
2 Final Recovery Mode
3 Permitted Purchase
4 Interest Only/Amortizing
5 Interest Only/Amortizing/Balloon
6 Principal Only
1 Fully Amortizing
2 Amortizing Balloon
3 Interest Only/Balloon
Amortization Type
7 Hyper-Amortization
98 Other
REO Historical Detail

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
Status/Resolutions
Investor
No.
PTD
Loan
Status
Breach or
Defect Date
Resoln
Strategy
Description
Material Breaches and Document Defects

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
No
Control Termination Event
Information with respect to any declared bankruptcy of any Mortgage Loan Borrower
No
No
No
Special Servicer Termination Event
Servicer Termination Event
No
Loan Event of Default
Special Servicing Loan Event
Extraordinary Event

COMM 2015-CCRE25 Mortgage Trust Commercial Mortgage Pass-Through Certificates
COMM 2015-CCRE25
October 11, 2019
SEC Central Index Key (if applicable) ABS-15G file Reference
Form ABS-15G - Reference
Deutsche Mortgage & Asset Receiving Corporation
0001013454
February 13, 2019
German American Capital Corporation
0001541294
February 13, 2019
Ladder Capital Finance LLC
0001541468
February 11, 2019
Cantor Commercial Real Estate Lending, L.P.
0001558761
February 11, 2019
KeyBank National Association
0001089877
February 13, 2019
Silverpeak Real Estate Finance, L.P.
0001624053
February 13, 2019
Rule 15Ga-1(a) - repurchases/replacements - Reference
Investor
No.
Asset Name Asset Originator Ending Balance Most Recent Appraisal
Repurchase/Replacement
Status(1)
Status:
Requested
Pending
Executed
Not Executed
Rule 15Ga Information